AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2009

                                                              File No. 033-42484
                                                              File No. 811-06400

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 110                      /X/
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 111                             /X/

                         THE ADVISORS' INNER CIRCLE FUND
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                           BOSTON, MASSACHUSETTS 02110
                           ---------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781
                                 --------------

                               Philip T. Masterson
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                       Christopher D. Menconi
Morgan, Lewis & Bockius LLP                     Morgan, Lewis & Bockius LLP
1701 Market Street                              1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                Washington, DC  20004

    It is proposed that this filing become effective (check appropriate box)
    ------------------------------------------------------------------------
      / / Immediately upon filing pursuant to paragraph (b)
      /X/ On May 1, 2009 pursuant to paragraph (b)
      / / 60 days after filing pursuant to paragraph (a)(1)
      / / 75 days after filing pursuant to paragraph (a)(2)
     / /  On [date] pursuant to paragraph (a) of Rule 485
    ------------------------------------------------------------------------

================================================================================

                              Investment Adviser:

                                 [Logo Omitted]
                            ANALYTIC INVESTORS, LLC

                                   PROSPECTUS
                                  May 1, 2009

                        THE ADVISORS' INNER CIRCLE FUND

                        ANALYTIC SHORT-TERM INCOME FUND



  The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                                                                            PAGE
                                                                            ----
FUND SUMMARY .............................................................    1

   WHAT IS THE FUND'S INVESTMENT OBJECTIVE? ..............................    1
   WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES? ..................    1
   WHAT ARE THE FUND'S PRINCIPAL RISKS? ..................................    2
   HOW HAS THE FUND PERFORMED? ...........................................    3
   WHAT ARE THE FUND FEES AND EXPENSES? ..................................    5

INVESTING WITH THE FUND ..................................................    6

   BUYING SHARES .........................................................    6
   REDEEMING SHARES ......................................................    7
   TRANSACTION POLICIES ..................................................    8
   ACCOUNT POLICIES ......................................................   11

ADDITIONAL INFORMATION ABOUT THE FUND ....................................   15

   OTHER INVESTMENT PRACTICES AND STRATEGIES .............................   15
   INVESTMENT MANAGEMENT .................................................   16
   SHAREHOLDER SERVICING ARRANGEMENTS ....................................   17
   PAYMENTS TO FINANCIAL INTERMEDIARIES ..................................   18

FINANCIAL HIGHLIGHTS .....................................................   19

--------------------------------------------------------------------------------
FUND SUMMARY
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
--------------------------------------------------------------------------------
     The Analytic Short-Term Income Fund (the "Fund") seeks to provide a high level of income consistent with both low fluctuations in market value and low credit risk. The Fund may change its investment objective without shareholder approval.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
     The Fund invests primarily (at least 80% of its net assets) in "income-producing" U.S. government securities. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest the remainder of its assets in investment-grade debt securities. The Fund may also uti-lize options that provide exposure to the credit risk associated with debt securities. The Fund expects its dollar weighted average maturity to be two years and to invest in debt securities with weighted average maturities of three years or less.

     The Adviser seeks to construct the Fund to be similar to its benchmark, the Merrill Lynch 1-3 Year U.S. Corporate/Government Index, with respect to duration, maturity and quality. In addition, the Adviser tries to add value over the benchmark by using a disciplined quantitative, computer-driven approach to forecast short-term interest rates and shifts in the yield curve of U.S. Treasury securities.

     A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the issuer must repay the amount it borrowed (principal) from investors).

     An investment grade debt security is one that a nationally recognized statistical rating agency, such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top four rating categories at the time of purchase. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment grade. The Adviser may retain securities that are downgraded if it believes that keeping those securities is warranted.

     The Fund intends to use options to gain exposure to the credit risk associated with corporate bonds. For example, the Adviser believes that corporate bond exposure can be replicated by owning a risk-free Treasury bond and selling a put option (a "short put"). This combination of holding a Treasury bond and selling a put is called a synthetic corporate bond. If a short put is written on an index, the synthetic corporate bond position represents a portfolio of corporate bonds with effective corporate bond exposure to each member of the underlying index. In an index short put, the strike price of the put option relative to the current underlying index level reflects the effective credit risk of the position. For example, a put option with a strike price that is significantly below the current index level represents less credit risk than a put option with a strike price that is near the current index level. The Adviser seeks to enter into syn-thetic corporate bond positions that have an effective credit risk of a corporate bond that is rated investment grade.

     The Fund may also use futures contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts and swaps for a variety of purposes, including:

     o To protect the value of its investments against changes resulting from market conditions;

     o    To reduce transaction costs;

     o    To manage cash flows; or

     o    To enhance returns.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
--------------------------------------------------------------------------------
     As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its investment objective. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement the Fund's investment strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation.

     As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Certain debt securities, such as mortgage-backed securities, pools of mortgage loans that are assembled as securities, and asset-backed securities, pools of other types of assets, such as automobile loans or credit card receivables, assembled as securities, are particularly susceptible to interest rate fluctuations. Rising interest rates may cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

     The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher the duration, the more volatile the security. The average duration of the Fund will normally range from one to three years.

     Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than or after the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

     The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer of an investment grade security to pay interest and repay principal.

     Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

     The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

     Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

HOW HAS THE FUND PERFORMED?
--------------------------------------------------------------------------------
     Effective June 24, 2002, the Fund became the successor to a separate mutual fund, the UAM Funds, Inc. II Analytic Short-Term Income Fund (the "Predecessor Short-Term Income Fund"). The Predecessor Short-Term Income Fund was managed by the same Adviser that currently manages the Fund, had an identical investment objective and strategies as the Fund and was subject to substantially similar fees and expenses. The performance shown in the following bar chart and performance table represents the performance of the Predecessor Short-Term Income Fund for the periods prior to June 24, 2002.

     The following information illustrates some of the risks of investing in the Fund by showing how per-formance of the Fund has varied from calendar year to calendar year and by comparing the Fund's aver-age annual returns to the Merrill Lynch 1-3 Year U.S. Corporate/Government Index. Returns are based on past results and are not an indication of future performance.

CALENDAR YEAR RETURNS

                               [Bar Chart Omitted]


  2.54%   7.60%   7.02%   6.39%   5.76%   2.12%   3.20%   4.70%   6.18% (3.47)%
--------------------------------------------------------------------------------
  1999    2000    2001    2002    2003    2004    2005    2006    2007   2008


     During the periods shown in the chart, the highest return for a quarter was 3.18% (quarter ended 09/30/01) and the lowest return for a quarter was (3.70)% (quarter ended 09/30/08).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2008

     This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to those of the Merrill Lynch 1-3 Year U.S. Corporate/Government Index. Returns are based on past results and are not an indication of future performance.


                                                                    1 Year          5 Years          10 Years
     --------------------------------------------------------------------------------------------------------------
      Average Annual Return Before Taxes                             (3.47)%          2.49%           4.16%
     --------------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions*            (3.95)%          1.27%           2.54%
     --------------------------------------------------------------------------------------------------------------
      Average Annual Return After Taxes on Distributions
        and Sale of Fund Shares*                                    (10.42)%          0.96%           2.46%
     --------------------------------------------------------------------------------------------------------------
      Merrill Lynch 1-3 Year U.S. Corporate/Government Index**
        (reflects no deduction for fees, expenses, or taxes)          4.69%           3.74%           4.74%

     * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

     ** The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market-value weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment grade U.S. domestic debt. Maturities of the securities range from one to three years.

WHAT ARE THE FUND FEES AND EXPENSES?
--------------------------------------------------------------------------------
     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     The Fund may charge a redemption fee that would be paid directly from your investment. Shareholders may pay a redemption fee when they redeem shares held for less than ten days. For more information, see "Redemption Fee" in the "Transaction Policies" section.

     ---------------------------------------------------------------------------
      Redemption Fee (as a percentage of amount redeemed)   2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

      Management Fee                                        0.30%
     ---------------------------------------------------------------------------
      Other Expenses                                        0.98%
     ---------------------------------------------------------------------------
      Acquired Fund Fees and Expenses                       0.01%
                                                            -----
     ---------------------------------------------------------------------------
      Total Annual Fund Operating Expenses*#+               1.29%

     * The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in this prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

     # Total Annual Fund Operating Expenses shown are as of the Fund's fiscal year ended December 31, 2008. The Fund's Total Annual Fund Operating Expenses may fluctuate based on changes in asset levels. Since the end of the Fund's most recently completed fiscal year, Fund assets have declined and, as a result, the Fund's Total Annual Fund Operating Expenses for the current fiscal year may be higher than that shown in the fee table. Notwithstanding the foregoing, the Adviser has voluntarily agrred to limit the Fund's actual Total Annual Fund Operating Expenses as described in the footnote below.

     + The actual Total Annual Fund Operating Expenses for the recently completed fiscal year were less than the amount shown above because the Adviser had voluntarily agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraor-dinary expenses) from exceeding 0.60% of the Fund's average daily net assets.

          With this fee reduction, the actual Total Annual Fund Operating Expenses (including Acquired Fund Fees and Expenses) were as follows:
                   Analytic Short-Term Income Fund     0.61%

          Effective May 1, 2009, the Adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.80% of the Fund's average daily net assets. The Adviser may discontinue all or part of its waiver at any time.


     For more information about Management Fees, see "Investment Management."

     EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

     The Example assumes you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns may be higher or lower, based on these assumptions your approx-imate costs of investing $10,000 in the Fund would be:

      1 Year               3 Years               5 Years              10 Years
     ---------------------------------------------------------------------------
       $131                   $409                 $708                 $1,556

INVESTING WITH THE FUND

BUYING SHARES
--------------------------------------------------------------------------------
BY MAIL

     All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept pur-chases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders, bank drafts or cashier's checks.

     The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

     The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permit-ted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

     REGULAR MAIL ADDRESS
     Analytic Short-Term Income Fund
     P.O. Box 219009
     Kansas City, MO 64121-9009

     EXPRESS MAIL ADDRESS
     Analytic Short-Term Income Fund
     c/o DST Systems, Inc.
     430 West 7th Street
     Kansas City, MO 64105

BY WIRE

     To open an account by wire, call 1-866-777-7818 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

     WIRING INSTRUCTIONS
     UMB Bank, N.A.
     ABA # 101000695
     Analytic Short-Term Income Fund
     DDA Acct. # 9871063178
     Ref: Fund name/account number/account name

BY AUTOMATIC INVESTMENT PLAN (VIA ACH)

     You may not open an account via ACH. However, once you have established an account, you can set up an automatic investment plan by mailing a completed application to the Fund. Purchases can be made monthly, quarterly, semi-annually or annually, in amounts of at least $100 to meet the minimum invest-ment amount. To cancel or change a plan, write to the Fund at the regular or express mail address listed above. Allow up to 15 days to create the plan and 3 days to cancel or change it.

MINIMUM INVESTMENTS

     You can open an account with the Fund with a minimum initial investment of $2,500 ($500 for individ-ual retirement accounts ("IRAs") and $250 for Spousal IRAs). You can buy additional shares of the Fund for as little as $100. The Fund may accept investments of smaller amounts in its sole discretion.

FUND CODES

     The Fund's reference information, which is listed below, will be helpful to you when you contact the Fund to purchase or exchange shares, check daily net asset value per share ("NAV") or obtain additional information.

      Fund Name                          Trading Symbol     CUSIP     Fund Code
     ---------------------------------------------------------------------------
      Analytic Short-Term Income Fund         ANSTX       00758M279      1283

REDEEMING SHARES
--------------------------------------------------------------------------------

BY MAIL

     You may request a redemption by mail at the regular mail or express mail address listed above. Your written request, signed by all registered parties on the account, specifying:

          o    The Fund name;

          o    The account number;

          o    The dollar amount or number of shares you wish to redeem;

          o    The account name(s); and

          o    The address to which redemption (sale) proceeds should be sent.

     All registered share owner(s) must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

     Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Fund.

     If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). In addition, you will need to provide a signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. The Fund may require that signatures be guaranteed by a bank or mem-ber firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before they grant a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

BY TELEPHONE

     You must first establish the telephone redemption privilege (and, if desired, the ACH and wire redemption privilege) by completing the appropriate sections of the account application.

     Call 1-866-777-7818 to redeem your shares. Based on your instructions, the Fund will mail your pro-ceeds to you or send them to your bank via wire (may be subject to a $10 fee) or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH)

     If your account balance is at least $10,000, you may transfer as little as $100 per month from your account to another financial institution. To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

CALCULATING YOUR SHARE PRICE

     You may buy or sell shares of the Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day") at a price equal to the Fund's NAV next computed after it receives and accepts your order. The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern
     Time). To receive the current Business Day's NAV, the Fund must receive your order in good form (meaning that it is complete, contains all necessary information and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- the Fund will calculate NAV as of the earlier closing time. Shares will not be priced on days the NYSE is closed for trading, including nationally observed holidays.

     NAV for one Fund share is the value of the share's portion of all of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board of Trustees (the "Board"). Pursuant to the policies adopted by, and under the ultimate supervision of the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

     When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

     In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you pur-chase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your request and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

     Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund's transfer agent in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

     If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

IN-KIND TRANSACTIONS

     Under certain conditions and in the Fund's discretion, you may pay for shares of the Fund with securities instead of cash. In addition, the Fund may pay part of all or part of your redemption proceeds (in excess of $250,000) with securities instead of cash. It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

PAYMENT OF REDEMPTION PROCEEDS

     Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). The Fund will pay for all shares redeemed within seven days after they receive a redemption request in proper form (meaning that it is complete and contains all necessary information and all supporting documentation, such as proper signature guarantees, IRA rollover forms, etc.).

     If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing. The Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

     If you redeem shares that were purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.

REDEMPTION FEE

     In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of short-term trading, the Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than ten (10) days. These redemption fees are deducted from a shareholder's redemption proceeds and cannot be paid separately. The proceeds of any redemption fees are credited to the assets of the Fund. The fees do not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first.

     The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the applicable redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.

     The Fund reserves the right to reduce all or a portion of the redemption fee in its discretion when it believes such reduction is in the best interests of the Fund, including with respect to certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; and (v) retirement loans and withdrawals.

TELEPHONE TRANSACTIONS

     Purchasing and selling Fund shares over the telephone is extremely convenient but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and authenticity of instructions, the Fund is not be responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

RIGHTS RESERVED BY THE FUND

PURCHASES

     At any time and without notice, the Fund may:

          o    Stop offering shares;

          o    Reject any purchase order; or

          o Bar an investor engaged in a pattern of excessive trading from buying shares. Excessive trading can hurt performance by disrupting management and by increasing expenses. The Fund will consider various factors in determining whether an investor has engaged in excessive trading. These factors include, but are not limited to, the investor's historic trading patterns, the number of transactions, the size of the transactions, the time between transactions and the percentage of the investor's account involved in each transaction. For more information about the Fund's policies on excessive trading, see "Excessive Trading Policies and Procedures."

REDEMPTIONS

     At any time, and without notice the Fund may change or eliminate any of the redemption methods described above, except redemption by mail. The Fund may suspend your right to redeem if:

          o    Trading on the NYSE is restricted or halted; or

          o The U.S. Securities and Exchange Commission ("SEC") allows the Fund to delay redemptions.

ACCOUNT POLICIES
--------------------------------------------------------------------------------

EXCESSIVE TRADING POLICIES AND PROCEDURES

     The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

     The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

          o Shareholders are restricted from making more than five "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, in their discretion, reject any additional purchase orders. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

          o The Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than ten days (subject to certain exceptions as discussed in "Redemption Fee").

          o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

     The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

     Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's, or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's, or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

     What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

     The Fund is required by law to reject your new account application if the required identifying information is not provided.

     In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents pro-vided in connection with your application will be used solely to establish and verify a customer's identity.

     Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

     Upon receipt of your application in proper form (meaning that it is complete, contains all necessary infor-mation, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.), or upon receipt of all identifying information required on the application, your investment will be received and your order will be processed at the NAV next-determined.

     The Fund reserves the right to close your account at the NAV next-determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within the timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

     Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SMALL ACCOUNTS

     The Fund may redeem your shares without your permission if the value of your account falls below 50% of the required minimum initial investment. (See "Buying Shares" for minimum initial investment amounts). This provision does not apply:

          o    To retirement accounts and certain other accounts; or

          o When the value of your account falls because of market fluctuations and not your redemptions.

     The Fund will provide you at least 30 days' written notice to allow you sufficient time to add to your account and avoid the sale of your shares.

DIVIDENDS AND DISTRIBUTIONS

     Normally, the Fund accrues dividends daily and pays them monthly to shareholders. In addition, the Fund distributes its net capital gains at least annually. The Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash.

FEDERAL TAXES

     The following is a summary of the federal income tax consequences of investing in the Fund. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Fund.

TAXES ON DISTRIBUTIONS

     The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund, may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Fund as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year.

     You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-866-777-7818 to find out when the Fund expects to make a distribution to shareholders.

Each sale of shares of the Fund may be a taxable event. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short-term if you held the shares 12 months or less, long-term if you held the shares for longer.

To the extent that the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. The Fund may elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax.

More information about taxes is in the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

OTHER INVESTMENT PRACTICES AND STRATEGIES
--------------------------------------------------------------------------------
     In addition to its principal investment strategies, the Fund may use the investment strategies described below. The Fund may also employ investment practices that this prospectus does not describe, such as participating in repurchase agreements, when-issued and forward commitment transactions, lending of securities, borrowing and other techniques. For more information concerning any of the Fund's investment practices and its risks, please read the SAI.

FOREIGN SECURITIES

     The Analytic Short-Term Income Fund may invest up to 20% of its total assets in foreign securities. Foreign securities are securities of companies located outside the United States, ADRs, EDRs, and other similar global instruments. When a fund invests in foreign securities, it will be subject to risks not typi-cally associated with domestic securities. Although ADRs and EDRs are alternatives to directly purchas-ing the underlying foreign securities in their national markets and currencies, they are subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Changes in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions.

SHORT-TERM INVESTING

     The investments and strategies described in this prospectus are those that the Fund uses under normal circumstances. During unusual economic, market, political or other circumstances, the Fund may invest up to 100% of its assets in short-term, high quality debt instruments. During these periods, the Fund may not achieve its investment objectives. The Fund will use a temporary strategy if the Adviser believes that pursuing the Fund's investment objective will subject it to a significant risk of loss. The Fund has a policy requiring it to invest at least 80% of its net assets, at the time of initial purchase, in particular types of securities as described in the Fund's principal investment strategy and will not change this policy without 60 days' prior notice to shareholders. In addition to the temporary defensive measures discussed above, the Fund may also temporarily deviate from this 80% policy in other limited, appropriate circumstances, such as if the Fund experiences unusually large cash inflows or redemptions. When the Adviser pursues a temporary defensive strategy, the Fund may not profit from favorable developments that it would have otherwise profited from if it were pursuing its normal investment strategies.

INFORMATION ABOUT PORTFOLIO HOLDINGS

     The Fund generally publishes a complete list of its portfolio holdings on a monthly basis, as of the end of the previous month. For example, the Fund's investments as of the end of January would ordinarily be published at the end of February. The Fund also publishes a list of its ten largest portfolio holdings, and the percentage of the Fund's assets that each of these holdings represents, on a monthly basis, ten (10) days after the end of the month. The portfolio information described above can be found on the internet at http://sei2funds.seic.com/analytic. The information will generally remain available until it is replaced by new portfolio holdings information as described above. The Adviser may exclude any portion of the Fund's portfolio holdings from publication when deemed to be in the best interest of the Fund. Please consult the Fund's SAI for a full description of the policies and procedures that govern disclosure of the Fund's portfolio holdings.

PORTFOLIO TURNOVER

     The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders generally must pay tax on such capital gains.

INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

     Analytic Investors, LLC, a Delaware limited liability company located at 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013, is the investment adviser to the Fund. The Adviser manages and supervises the investment of the Fund's assets on a discretionary basis. As of March 31, 2009, the Adviser had approximately $7.6 billion in assets under management. The Adviser was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. The Adviser serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. The Adviser is an affiliate of Old Mutual
     (US) Holdings Inc. ("Old Mutual") (formerly named United Asset Management Corporation). Old Mutual is a subsidiary of Old Mutual plc, a financial services group based in the United Kingdom.

     For its services, the Fund pays the Adviser a management fee of 0.30% of its average net assets. Effective March 26, 2009 the Adviser has voluntarily agreed to waive fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.80% of the Fund's average daily net assets. Prior to March 26, 2009, the Adviser had voluntarily agreed to limit the total annual Fund operating expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets. To maintain its current expense limits, the Adviser may reduce a portion of its management fees and reimburse certain expenses of the Fund. The Adviser intends to continue these fee reductions and reimburse-ments until further notice, but may discontinue them at any time. During its most recent fiscal year, the Fund did not pay any advisory fees to the Adviser.

     A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement is available in the Fund's Annual Report dated December 31, 2008.

PORTFOLIO MANAGERS

     A team of investment professionals at the Adviser is jointly and primarily responsible for the day-to-day management of the Fund. The following Portfolio Managers comprise the investment team.

     Mr. Dennis Bein, Chief Investment Officer and Portfolio Manager generally oversees all aspects of the day-to-day management of the Fund. Mr. Bein also has primary responsibility for the oversight of the Adviser's equity-based investment strategies. Mr. Bein joined the Adviser in 1995 and has over 18 years of invest-ment experience. Mr. Bein has a B.A. from the University of California, Riverside and an M.B.A. from the Anderson Graduate School of Management at the University of California, Riverside.

     Mr. Greg McMurran, Chief Investment Officer and Portfolio Manager, co-manages the Fund and generally oversees all aspects of the day-to-day management of the Fund. Mr. McMurran also has primary responsibility for the oversight of the Adviser's derivatives-based investment strategies. Mr. McMurran joined the Adviser in 1976 and has over 32 years of investment experience. Mr. McMurran has a B.S. from the University of California, Irvine and an M.A. in Economics at California State University, Fullerton.

     Dr. Harindra de Silva, President and Portfolio Manager, co-manages the Fund and heads the firm's research efforts on behalf of the Fund. Dr. de Silva joined the Adviser in 1995 and has over 22 years of investment experience. Dr. de Silva has a B.S. in Mechanical Engineering from the University of Manchester Institute of Science and Technology, an M.B.A. and an M.S. from the University of Rochester and a Ph.D. in Finance from the University of California, Irvine.

     Mr. Ram Willner, Portfolio Manager, co-manages the Fund and is responsible for the ongoing research and development of fixed income and currency-based strategies as well as the day-to-day portfolio management and trading of such accounts. Mr. Willner joined the Adviser in 2008 and has over 21 years of investment experience. Prior to 2008, Mr. Willner led global analytics at PIMCO and Banc of America Capital Management and served as a domestic and international fixed income portfolio manager at Banc of America Capital Management, Morgan Stanley Asset Management and Global Fixed Income Partners. Mr. Willner has a B.A. in Mathematics from Brandeis University, an M.B.A. from Carnegie-Mellon University and a D.B.A. (Doctorate of Business Administration) from Harvard University.

     The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER SERVICING ARRANGEMENTS
--------------------------------------------------------------------------------
     The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

     The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
     From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distri-bution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qual-ified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust pro-grams, and insurance (e.g., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered represen-tatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Fund's SAI.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The table that follows presents performance information about the Fund. The information is intended to help you understand the Fund's financial performance for the past five fiscal years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund assuming you reinvested all of your dividends and distributions. The information provided below has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm whose report, along with the Fund's financial statements, are included in the Fund's Annual Report. The report of PricewaterhouseCoopers LLP, along with the Fund's financial statements and related notes, appears in the Annual Report that accompanies the Statement of Additional Information. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1-866-777-7818.

ANALYTIC SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

    Years Ended December 31,                  2008           2007         2006           2005           2004
   ------------------------------------------------------------------------------------------------------------
    Net Asset Value, Beginning of Year       $ 10.46       $ 10.29      $  10.24       $  10.37       $  10.45
                                             -------       -------      --------       --------       --------
    Income from Investment Operations:
     Net Investment Income*                     0.30          0.44          0.41           0.28           0.16
     Net Realized and Unrealized Gain
     (Loss)                                    (0.65)         0.19          0.06           0.05           0.06
                                             -------       -------      --------       --------       --------

      Total From Investment Operations         (0.35)         0.63          0.47           0.33           0.22
                                             -------       -------      --------       --------       --------

    Redemption Fees                               --**          --**          --             --             --

    Dividends and Distributions:
     Net Investment Income                     (0.17)        (0.45)        (0.40)         (0.46)         (0.27)
     Tax Return of Capital                     (0.15)           --         (0.02)            --             --
     Net Realized Gains                        (0.05)        (0.01)           --             --          (0.03)
                                             -------       -------      --------       --------       --------

      Total Dividends and Distributions        (0.37)        (0.46)        (0.42)         (0.46)         (0.30)
                                             -------       -------      --------       --------       --------

    Net Asset Value, End of Year             $  9.74       $ 10.46      $  10.29       $  10.24       $  10.37
                                             =======       =======      ========       ========       ========
    Total Return+                              (3.47)%        6.18%         4.70%          3.20%          2.12%
                                             =======       =======      ========       ========       ========


     Net Assets, End of Year (Thousands)     $56,506       $78,119      $ 65,053       $ 48,349       $ 25,874
     Ratio of Expenses to Average Net
     Assets                                     0.61%(1)      0.61%(1)      0.61%(1)       0.60%(1)       0.60%
     Ratio of Expenses to Average Net
     Assets
      (excluding Waivers, Reimbursements
      and Fees Paid Indirectly)                 1.28%         1.27%         1.47%          1.12%          1.55%
     Ratio of Net Investment Income
      to Average Net Assets                     2.94%         4.28%         3.99%          2.70%          1.55%
     Portfolio Turnover Rate                     107%           54%           23%           100%            25%

*    Per share amounts for the year are based on average outstanding shares.

**   Amount represents less than $0.01.

+ Total return would have been lower had certain expenses not been waived and/or reimbursed by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.60%.

Amounts designated as "--" are either $0 or have been rounded to $0.

                         THE ADVISORS' INNER CIRCLE FUND

                       THE ANALYTIC SHORT-TERM INCOME FUND

                               INVESTMENT ADVISER
                             Analytic Investors, LLC
                        555 West Fifth Street, 50th Floor
                              Los Angeles, CA 90013

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

The SAI, dated May 1, 2009, includes detailed information about The Advisors' Inner Circle Fund and the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal pur-poses, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's portfolio holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call (Toll Free) 1-866-777-7818

BY MAIL: Write to us at:
Analytic Short-Term Income Fund
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY INTERNET:      www.aninvestor.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Fund, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicat-ing fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

The Trust's Investment Company Act registration number is 811-06400.


ANA-PS-001-0800

                       STATEMENT OF ADDITIONAL INFORMATION

                         ANALYTIC SHORT-TERM INCOME FUND

                EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND

                                   MAY 1, 2009

                               INVESTMENT ADVISER:
                             ANALYTIC INVESTORS, LLC

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and its series, the Analytic Short-Term Income Fund (the "Fund"). This SAI is incorporated by reference and should be read in conjunction with the prospectus dated May 1, 2009. Capitalized terms not defined herein are defined in the prospectus. The financial statements with respect to the Fund for the fiscal year ended December 31, 2008, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, as contained in the 2008 Annual Report to Shareholders, are herein incorporated by reference into and deemed to be part of this SAI. A copy of the Fund's 2008 Annual Report to Shareholders must accompany the delivery of this SAI. Shareholders may obtain copies of the Fund's prospectus or Annual Report free of charge by writing to the Trust at P.O. Box 219009, Kansas City, Missouri 64121-9000 or by calling the Fund at 1-866-777-7818.

                                TABLE OF CONTENTS

THE TRUST................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES..........S-1
DESCRIPTION OF PERMITTED INVESTMENTS.....................................S-2
INVESTMENT POLICIES OF THE FUND.........................................S-30
INVESTMENT ADVISORY AND OTHER SERVICES..................................S-32
PORTFOLIO MANAGERS......................................................S-33
THE ADMINISTRATOR.......................................................S-36
THE DISTRIBUTOR.........................................................S-36
PAYMENTS TO FINANCIAL INTERMEDIARIES....................................S-37
TRANSFER AGENT..........................................................S-38
CUSTODIAN...............................................................S-38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................S-38
LEGAL COUNSEL...........................................................S-38
TRUSTEES AND OFFICERS OF THE TRUST......................................S-38
PURCHASING AND REDEEMING SHARES.........................................S-44
DETERMINATION OF NET ASSET VALUE........................................S-44
TAXES    ...............................................................S-45
BROKERAGE ALLOCATION AND OTHER PRACTICES................................S-49
PORTFOLIO HOLDINGS......................................................S-51
DESCRIPTION OF SHARES...................................................S-52
SHAREHOLDER LIABILITY...................................................S-53
LIMITATION OF TRUSTEES' LIABILITY.......................................S-53
PROXY VOTING............................................................S-53
CODES OF ETHICS.........................................................S-53
5% AND 25% SHAREHOLDERS.................................................S-54
APPENDIX A - DESCRIPTION OF RATINGS......................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES........................B-1

May 1, 2009
ANA-SX-001-0800

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) under a Declaration of Trust dated July 18, 1991, as amended February 18, 1997. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Fund pays its: (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses, and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described on one or more separate Statements of Additional Information.

HISTORY OF THE FUND. The Analytic Short-Term Income Fund is a successor to the UAM Funds, Inc. II Analytic Short-Term Income Fund (the "Predecessor Fund"). The date of inception of the Predecessor Fund was July 1, 1993. The Predecessor Fund dissolved and reorganized into the Analytic Short-Term Income Fund on June 24, 2002 (the "Reorganization"). Substantially all of the assets of the Predecessor Fund were transferred to its successor in connection with the Fund's commencement of operations on June 24, 2002. The Predecessor Fund was managed by Analytic Investors, LLC ("Analytic" or the "Adviser"), the Fund's investment adviser, using substantially similar investment objectives, strategies, policies and restrictions as those used by the Fund following the Reorganization.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Massachusetts voluntary association, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of trustees under certain circumstances. Under the Declaration of Trust, the trustees have the power to liquidate the Fund without shareholder approval. While the trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Trust's Board of Trustees (each, a "Trustee" and collectively, the "Board")..

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives and principal investment strategies are described in the prospectus. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

The Fund is a fixed income fund that invests primarily in high-grade debt instruments of short maturities of three years or less and the remainder of its assets in investment-grade debt securities. While the Fund invests more than half its assets in U.S. Treasury and agency securities, the portfolio management team may enhance performance through other sources of value including: (1) selected use of short-term corporate securities; (2) a sophisticated approach to finding and exploiting yield curve arbitrage opportunities; (3) tactical investments in short-term interest rate differentials between major global economies; and (4) selected use of options to gain exposure to credit risk associated with investment-grade corporate bonds.

DESCRIPTION OF PERMITTED INVESTMENTS

WHAT INVESTMENT STRATEGIES MAY THE FUND USE?

The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund's investment objective and as permitted by its stated policies. The following information supplements, and should be read in conjunction with, the prospectus.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

Types of Debt Securities:

U.S. GOVERNMENT SECURITIES - The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage-backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FREDDIE MAC - Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA and Freddie Mac because they are not guaranteed by a government agency.

Risks of Mortgage-Backed Securities - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are:

     o   payments of interest and principal are more frequent (usually monthly);
         and
     o falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate.

In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

Bank Obligations - The Fund will only invest in a security issued by a commercial bank if the bank:

     o Has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);
     o Is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and
     o Is a foreign branch of a U.S. bank and the Adviser believes the security is of an investment quality comparable with other debt securities that the Fund may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. The Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. The Fund may invest in commercial paper rated A-1 or A-2 by Standard and Poor's Ratings Services ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service ("Moody's"), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

STRIPPED MORTGAGE-BACKED SECURITIES - Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs and could cause the total loss of investment. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," the Fund may record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or of a mutual fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund prepayments that may shorten the life of a debt security.

An effective duration of three years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 3%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 3%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and the coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

     o      INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (i.e., if interest rates go up, the value of the bond will go down, and vice versa).

     o      PREPAYMENT RISK

This risk affects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. The Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of the Fund. If left unattended, drifts in the average maturity of the Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

     o      EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause the Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of the Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

     o      CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which affects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, the Adviser may determine that it is of investment-grade. The Adviser may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Fund currently uses ratings compiled by Moody's, S&P, and Fitch, Inc. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk. The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

The Adviser may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time the Fund buys it. A rating agency may change its credit ratings at any time. The Adviser monitors the rating of the security and will take such action, if any, it believes appropriate when it learns that a rating agency has reduced the security's rating. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded. The Fund may invest in securities of any rating.

DERIVATIVES - Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Investors can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, alter duration or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, the Fund will have offset any depreciation in the value of its Fund securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that the Fund engages in hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission (the "CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract call for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

The Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

     o      PURCHASING PUT AND CALL OPTIONS

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

        o       Allowing it to expire and losing its entire premium;
        o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or
        o       Closing it out in the secondary market at its current price.

     o      SELLING (WRITING) PUT AND CALL OPTIONS

When the Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when the Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counter-party to the option.


The Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. The Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

The Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

        o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;
        o A call option on the same security or index with the same or lesser exercise price;
        o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;
        o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or
        o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, the Fund may cover the put option by, among other things:

        o       Entering into a short position in the underlying security;
        o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;
        o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or
        o       Maintaining the entire exercise price in liquid securities.

     o      OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     o      OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

The Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

The Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, the Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

     o      COMBINED POSITIONS

The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     o      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

        o Do not have standard maturity dates or amounts (i.e., the parties to the contract may fix the maturity date and the amount).
        o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.
        o       Do not require an initial margin deposit.
        o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect the Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

The Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

The Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that the Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAPS, CAPS, COLLARS AND FLOORS

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, inflation rates or the total return of some specified set of assets.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the U.S. Securities and Exchange Commission ("SEC"). If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

     o      TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument; which may be a single asset, a pool of assets or an index of assets during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying reference instrument).

     o      EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

     o      INTEREST RATE SWAPS


Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

     o      CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. The Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.

CORRELATION OF PRICES - The Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Adviser will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.


Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

     o Current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

     o A difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

     o Differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out its position. In an illiquid market, the Fund may:

     o Have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

     o      Have to purchase or sell the instrument underlying the contract;

     o      Not be able to hedge its investments; and

     o      Not be able to realize profits or limit its losses.

Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:

     o An exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

     o Unusual or unforeseen circumstances may interrupt normal operations of an exchange;

     o The facilities of the exchange may not be adequate to handle current trading volume;

     o Equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

     o Investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If the Adviser incorrectly predicts stock market and interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (i.e., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

     o      Actual and anticipated changes in interest rates;

     o      Fiscal and monetary policies; and

     o      National and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

EQUITY SECURITIES

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation. In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and the Adviser takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

     o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

     o Factors affecting an entire industry, such as increases in production costs; and

     o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPOS") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

FOREIGN SECURITIES

Foreign securities are debt and equity securities that are traded in markets outside of the U.S. The markets in which these securities are located can be developed or emerging. The Fund can invest in foreign securities in a number of ways:

     o The Fund can invest directly in foreign securities denominated in a foreign currency;

     o The Fund can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

     o      The Fund can invest in investment funds.

TYPES OF FOREIGN SECURITIES:

AMERICAN DEPOSITARY RECEIPTS. ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequency is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EMERGING MARKETS - An "emerging country" is generally a country that the World Bank and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 150 countries that the international financial community generally considers to be emerging or developing countries, approximately 50 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES: Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o Are generally more volatile than, and not as developed or efficient as, those in the United States;

     o      Have substantially less volume;

     o Trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o Have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o Employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o May have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o Foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards.

     o Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis.

     o In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States.

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated.

     o Economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights.

     o Restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Fund denominates its net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Fund does not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o      Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the SEC to each of certain iShares, Vanguard, ProShares, PowerShares and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund has described the ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRICTED AND ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not hold more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, commercial paper issued pursuant to Section 4(2) of the 1933
Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by the Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While the Adviser monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for the Adviser's liquidity determinations. Several factors that the Board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES

DESCRIPTION OF SHORT SALES:

Selling a security short is when an investor sells a security it does not own. To sell a security short an investor must borrow the security from someone else to deliver to the buyer. The investor then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the investor repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan.

Investors typically sell securities short to:

     o      Take advantage of an anticipated decline in prices.

     o      Protect a profit in a security it already owns.

The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Likewise, the Fund can profit if the price of the security declines between those dates. Because the market price of the security sold short could increase without limit, the Fund could also be subject to a theoretically unlimited loss.

To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The Fund will also incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

The broker will retain the net proceeds of the short sale, to the extent necessary to meet margin requirements, until the short position is closed out.

SHORT SALES AGAINST THE BOX - In addition, the Fund may engage in short sales "against the box." In a short sale against the box, the Fund agrees to sell at a future date a security that it either currently owns or has the right to acquire at no extra cost. The Fund will incur transaction costs to open, maintain and close short sales against the box. For tax purposes, a short sale against the box may be a taxable event to the Fund.

RESTRICTIONS ON SHORT SALES:

The Fund will not short sell a security if:

     o After giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets.

     o The market value of the securities of any single issuer that have been sold short by the Fund would exceed two percent (2%) of the value of the Fund's net assets.

     o Any security sold short would constitute more than two percent (2%) of any class of the issuer's securities.

Whenever the Fund sells a security short, its custodian segregates an amount of cash or liquid securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) any cash or U.S. government securities the Fund is required to deposit with the broker in connection with the short sale (not including the proceeds from the short sale). The segregated assets are marked to market daily in an attempt to ensure that the amount deposited in the segregated account plus the amount deposited with the broker is at least equal to the market value of the securities at the time they were sold short.

WHEN ISSUED, DELAYED - DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund uses when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT POLICIES OF THE FUND

The Fund will determine compliance with the investment limitation percentages below (with the exception of a limitation relating to borrowing and illiquid securities) and other applicable investment requirements in this SAI immediately after and as a result of its acquisition of such security or other asset. Accordingly, the Fund generally will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act. The Fund may not:

     o Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act.

     o Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time.

     o Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

     o Underwrite securities of other issuers, except insofar as the Fund may technically be deemed to be an underwriter under the 1933 Act in connection with the purchase or sale of its portfolio securities.

     o Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

     o Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction; (2) that the Fund may invest in securities of issuers that deal or invest in real estate; and (3) that the Fund may purchase securities secured by real estate or interests therein.

     o Purchase or sell commodities or contracts on commodities except that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

     o Make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in the Fund's prospectus and SAI as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

NON-FUNDAMENTAL POLICIES

In addition the investment objective of the Fund, the following investment limitations are non-fundamental, and may be changed by the Board without shareholder approval. The Fund may:

     o Not (i) purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.

     o Not borrow money, except that: (1) the Fund may borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed); (2) the Fund may borrow up to an additional 5% of its total assets for temporary purposes; (3) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities; and (4) the Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

           Notwithstanding the investment restrictions above, the Fund may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

     o Purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

     o Purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

     o     Invest in the securities of foreign issuers.

     o Purchase shares of other investment companies to the extent permitted by applicable law. The Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

           The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, the Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company, unless permissible under the 1940 Act and the rules and promulgations thereunder.

     o Invest in illiquid and restricted securities to the extent permitted by applicable law.

           The Fund intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

     o     Write covered call options and may buy and sell put and call options.

     o     Enter into repurchase agreements.

     o Lend portfolio securities to registered broker-dealers or other institutional shareholders. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, the Fund must receive at least 100% collateral.

     o     Sell securities short and engage in short sales "against the box."

     o     Enter into swap transactions.

Further, the Fund may not change its investment strategy to invest at least 80% of its net assets in "income producing" U.S. government securities without 60 days' prior written notice to shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. Analytic Investors, LLC, located at 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013, is the investment adviser to the Fund. The Adviser was founded in 1970 as Analytic Investment Management, Inc., one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt funds for fiduciaries and other long term shareholders. It is one of the oldest investment management firms in this specialized area. In 1985 Analytic Investors, LLC became a wholly-owned subsidiary of United Asset Management Corporation, which was in turn purchased by London-based global financial services company Old Mutual plc in 2000. Today, Analytic Investors, LLC is a wholly owned subsidiary of Old Mutual (US) Holdings Inc., which is marketed under the name Old Mutual Asset Management. In January 1996, Analytic Investment Management, Inc. acquired and merged with TSA Capital Management, which emphasizes U.S. and global tactical asset allocation, currency management, quantitative equity and fixed income management, as well as option and yield curve strategies. As of March 31, 2009, the Adviser had approximately $7.6 billion in assets under management.

Old Mutual US is a holding company incorporated in Delaware in December 1980 (under the name United Asset Management Corporation) for the purpose of acquiring and owning firms engaged primarily in institutional investment management. In 2000, Old Mutual plc, a financial services group based in the United Kingdom, purchased all of the shares of United Asset Management Corporation. Subsequently, the name of United Asset Management Corporation was changed to Old Mutual (US) Holdings Inc. Since its first acquisition in August 1983, Old Mutual US acquired or organized more than 23 affiliated firms. The affiliated firms provide investment management to private accounts, mutual funds and other institutional and sophisticated investors. Investment strategies employed and securities selected by affiliated firms are separately chosen by each of them. Several affiliated firms also act as investment advisers to separate series or Funds of the Trust.

The Adviser utilizes state of the art quantitative investment management techniques in seeking to deliver superior investment performance. The Adviser believes that the use of such techniques allow it to fulfill its clients' objectives through rational, systematic identification of market opportunities, while minimizing the impact of human emotions which often dominate investment decision making. The firm has based its investment decisions on quantitative techniques for more than 25 years.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement") with respect to the Fund. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under the Advisory Agreement.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. (As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act).

ADVISORY FEES PAID TO THE ADVISER. For its services, the Fund pays the Adviser a management fee calculated at an annual rate of 0.30% of average daily net assets. Due to the effect of fee waivers by the Adviser, the actual percentage of average daily net assets that the Fund pays in any given year may be different from the rate set forth in its contract with the Adviser.

For the last three fiscal years, the Fund paid the following in management fees to the Adviser:

-------------- -------------------------------------- --------------------------------------- ------------------------
    Fund               Contractual Fees Paid          Fees Waived by the Adviser(1)               Total Fees Paid
                                                                                                  (After Waivers)
-------------- -------------------------------------- --------------------------------------- ------------------------
-------------- ------------ ------------ ------------ ------------ ------------ ------------- ------- -------- -------
                   2006         2007         2008         2006         2007          2008       2006    2007     2008
-------------- ------------ ------------ ------------ ------------ ------------ ------------- ------- -------- -------
-------------- ------------ ------------ ------------ ------------ ------------ ------------- ------- -------- -------
Analytic         $182,196     $217,995     $228,362     $182,196     $217,995     $228,362      $0       $0      $0
Short-Term
Income Fund
-------------- ------------ ------------ ------------ ------------ ------------ ------------- ------- -------- -------

1 For the fiscal years ended December 31, 2006, 2007 and 2008, the Adviser also reimbursed expenses of $343,873, $261,355, and $288,869 respectively, for the Fund, pursuant to the terms of its voluntary expense limitation agreement with the Fund.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and how the portfolio manager is compensated.

Compensation. The Adviser compensates the Fund's portfolio managers for their management of each Fund. The portfolio managers' compensation consists of an industry competitive base salary, discretionary bonus, and deferred compensation consisting of an allocation to the Adviser's commingled fund with a three-year vesting period. The Adviser considers three factors in awarding a discretionary bonus, including (i) pre-tax performance results of the portfolio manager's investment strategy as compared to each strategy's specific benchmark, as well as the Adviser's annual performance targets, (ii) overall annual performance of the Adviser, in terms of profitability, and (iii) the individual portfolio manager's contribution, based on goals established during the performance period. The following table represents the benchmarks against which each portfolio manager's performance results are compared:

--------------------------------------------------------------------------------------------------------------------
  Investment Strategy                                  Benchmark
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  U.S. Core Equity                                     S&P 500 Index
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  U.S. Market Neutral                                  90-day T-bills
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  U.S. Value Equity                                    S&P/Barra Value Index
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Japanese Equity Market Neutral                       JPY 1-month LIBOR or U.S. 1-month LIBOR
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Canadian Market Neutral                              Scotia 3-month T-bill
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Global Asset Allocation                              U.S. 1-month LIBOR or client customized benchmark
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  U.S. Fixed Income* Merrill                           1-3 Year Treasury Index
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Dynamic Hedging                                      U.S. 90-day T-bills
--------------------------------------------------------------------------------------------------------------------

* The U.S. Fixed Income strategies are used in evaluating each portfolio manager's performance in managing the Analytic Short-Term Income Fund in addition to other accounts that utilize the same or similar investment strategies.

Portfolio managers' base salaries are typically reviewed on an annual basis, based on the anniversary of each portfolio manager's date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year. Compensation based on investment strategy performance is not tied to individual account performance, but rather each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account.

FUND SHARES OWNED BY THE PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act").

---------------------------------- ---------------------------------------------------------------------------------
Name                                                         Dollar Range of Fund Shares*
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Dennis Bein                                                        $50,001-$100,000
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Greg McMurran                                                    $500,001-$1,000,000
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Harindra de Silva                                                  $50,001-$100,000
---------------------------------- ---------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------------------------------------------
Ram Willner                                                              None
---------------------------------- ---------------------------------------------------------------------------------

* Valuation date is December 31, 2008.

Other Accounts. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as set forth in the following table. The numbers in parentheses indicate the number and value of accounts, within the total accounts that are subject to a performance-based advisory fee. The information below is provided as of December 31, 2008*.

----------------- --------------------------- ----------------------------------------- ------------------------------------
                    Registered Investment         Other Pooled Investment Vehicles                Other Accounts
                          Companies
----------------- --------------------------- ----------------------------------------- ------------------------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
                   Number of    Total Assets    Number of          Total Assets          Number of        Total Assets
                    Accounts     (millions)     Accounts            (millions)            Accounts         (millions)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Dennis Bein            14         $3,292.3         22                $2,485.1                35             $2,387.3
                      (0)           ($0)          (12)              ($1,608.1)              (13)            ($947.4)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Greg McMurran          6           $816.1           2                 $117.5                 3               $179.7
                      (0)           ($0)           (1)                ($8.4)                (0)               ($0)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Harindra de            14         $3,345.8         21                $1,830.3                33             $2,497.3
Silva                 (0)           ($0)          (12)               ($901.6)               (13)            ($947.4)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------
Ram Willner *          0             $0             0                   $0                   1                $13.6
                      (0)           ($0)           (0)                 ($0)                 (0)               ($0)
----------------- ------------- ------------- -------------- -------------------------- ------------- ----------------------

( ) Represents the assets of the accounts within the total number of accounts that are subject to a performance

CONFLICTS OF INTERESTS. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage accounts with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated November 14, 1991 as amended and restated November 12, 2002 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. Pursuant to a schedule to the Administration Agreement, the Administrator also serves as the shareholder servicing agent for the Fund whereby the Administrator provides certain shareholder services to the Fund.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.12% for the first $250 million in average daily net assets, 0.10% for the next $250 million in average daily net assets, 0.08% for the next $250 million in average daily net assets and 0.04% for all average daily net assets greater than $750 million. The minimum fee is $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, an additional $75,000 for each additional portfolio over three and $20,000 for each additional class per portfolio after the first class, apportioned to the Fund as a percentage of average daily net assets. Due to these minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels. For the fiscal years ended December 31, 2006, 2007 and 2008, the Fund paid the following administration fees:

------------------------------------------ -------------------------------------------------------------------------
                  Fund                                             Administration Fees Paid
------------------------------------------ -------------------------------------------------------------------------
------------------------------------------ ------------------------ ------------------------- ----------------------
                                                    2006                      2007                    2008
------------------------------------------ ------------------------ ------------------------- ----------------------
------------------------------------------ ------------------------ ------------------------- ----------------------
Analytic Short-Term Income Fund                   $219,546                  $210,517                $237,333
------------------------------------------ ------------------------ ------------------------- ----------------------

THE DISTRIBUTOR

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of that the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent and dividend disbursing agent under a transfer agency agreement with the Trust.

CUSTODIAN

Union Bank of California, National Association, 475 Sansome Street, 15th Floor, San Francisco, California 94111 (the "Custodian"), serves as the custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700 Philadelphia, PA 19103, serves as independent registered public accounting firm for the Fund. The financial statements and notes thereto incorporated by reference have been audited by PricewaterhouseCoopers LLP, as indicated in their report with respect thereto, and are incorporated by reference hereto in reliance upon the authority of said firm as experts in giving said reports.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

---------------------------- ----------------------- ---------------------------- ------------------------------------------------
                             POSITION
NAME AND                     WITH TRUST AND LENGTH   PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD
DATE OF BIRTH                OF TERM                 IN THE PAST 5 YEARS
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Robert Nesher                Chairman of the Board   SEI employee 1974 to         Trustee of The Advisors' Inner Circle Fund II,
(08/17/46)                   of Trustees*            present; currently           Bishop Street Funds, SEI Daily Income Trust,
                             (since 1991)            performs various services    SEI Institutional International Trust, SEI
                                                     on behalf of SEI             Institutional Investments Trust, SEI
                                                     Investments for which Mr.    Institutional Managed Trust, SEI Liquid Asset
                                                     Nesher is compensated.       Trust, SEI Asset Allocation Trust and SEI Tax
                                                     President and Director of    Exempt Trust. Director of SEI Global Master
                                                     SEI Opportunity Fund,        Fund plc, SEI Global Assets Fund plc, SEI
                                                     L.P. and SEI Structured      Global Investments Fund plc, SEI
                                                     Credit Fund, LP.             Investments--Global Funds Services, Limited,
                                                     President and Chief          SEI Investments Global, Limited, SEI
                                                     Executive Officer of SEI     Investments (Europe) Ltd., SEI
                                                     Alpha Strategy               Investments--Unit Trust Management (UK)
                                                     Portfolios, LP, June 2007    Limited, SEI Multi-Strategy Funds PLC, SEI
                                                     to present.                  Global Nominee Ltd. and SEI Alpha Strategy
                                                                                  Portfolios, LP.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
William M. Doran             Trustee*                 Self-Employed Consultant    Trustee of The Advisors' Inner Circle Fund II,
(05/26/40)                   (since 1992)            since 2003. Partner at       Bishop Street Funds, SEI Daily Income Trust,
                                                     Morgan, Lewis & Bockius      SEI Institutional International Trust, SEI
                                                     LLP (law firm) from 1976     Institutional Investments Trust, SEI
                                                     to 2003. Counsel to the      Institutional Managed Trust, SEI Liquid Asset
                                                     Trust, SEI Investments,      Trust, SEI Asset Allocation Trust and SEI Tax
                                                     SIMC, the Administrator      Exempt Trust. Director of SEI Alpha Strategy
                                                     and the Distributor.         Portfolios, LP since June 2007. Director of
                                                                                  SEI Investments (Europe), Limited, SEI
                                                                                  Investments--Global Funds Services, Limited,
                                                                                  SEI Investments Global, Limited, SEI
                                                                                  Investments (Asia), Limited and SEI Asset
                                                                                  Korea Co., Ltd. Director of the Distributor
                                                                                  since 2003.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Charles E. Carlbom           Trustee                 Self-Employed Business       Trustee of The Advisors' Inner Circle Fund II
(08/20/34)                   (since 2005)            Consultant, Business         and Bishop Street Funds; Board Member, Oregon
                                                     Projects Inc. since 1997.    Transfer Co., and O.T. Logistics, Inc.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
John K. Darr                 Trustee                 Retired. CEO, Office of      Trustee of The Advisors' Inner Circle Fund II
(08/17/44)                   (since 2008)            Finance, Federal Home Loan   and Bishop Street Funds. Director of Federal
                                                     Bank, from 1992 to 2007.     Home Loan Bank of Pittsburgh and Manna, Inc.
                                                                                  (non-profit developer of affordable housing
                                                                                  for ownership).
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
Mitchell A. Johnson          Trustee                 Retired.                     Trustee of The Advisors' Inner Circle Fund II,
(03/01/42)                   (since 2005)                                         Bishop Street Funds, SEI Asset Allocation
                                                                                  Trust, SEI Daily Income Trust, SEI Institutional
                                                                                  International Trust, SEI Institutional Managed
                                                                                  Trust, SEI Institutional Investments Trust,
                                                                                  SEI Liquid Asset Trust, SEI Tax Exempt Trust
                                                                                  and SEI Alpha Strategy Portfolios, LP. Director,
                                                                                  Federal Agricultural Mortgage Corporation (Farmer
                                                                                  Mac) since 1997.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------

---------------------------- ----------------------- ---------------------------- ------------------------------------------------
                             POSITION
NAME AND                     WITH TRUST AND LENGTH   PRINCIPAL OCCUPATIONS        OTHER DIRECTORSHIPS HELD
DATE OF BIRTH                OF TERM                 IN THE PAST 5 YEARS
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian           Trustee                 Vice President,              Trustee of The Advisors' Inner Circle Fund II
(01/23/43)                   (since 2005)            Compliance, AARP Financial   and Bishop Street Funds.
                                                     Inc. since 2008.
                                                     Self-Employed Legal and
                                                     Financial Services
                                                     Consultant since 2003.
                                                     Counsel (in-house) for
                                                     State Street Bank from 1995
                                                     to 2003.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
James M. Storey              Trustee                 Attorney, Solo               Trustee/Director of The Advisors' Inner Circle
(04/12/31)                   (since 1994)            Practitioner since 1994.     Fund II, Bishop Street Funds, U.S. Charitable
                                                                                  Trust, SEI Daily Income Trust, SEI Institutional
                                                                                  International Trust, SEI Institutional
                                                                                  Investments Trust, SEI Institutional Managed
                                                                                  Trust, SEI Liquid Asset Trust, SEI Asset
                                                                                  Allocation Trust, SEI Tax Exempt Trust and
                                                                                  SEI Alpha Strategy Portfolios, LP.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
---------------------------- ----------------------- ---------------------------- ------------------------------------------------
George J. Sullivan, Jr.      Trustee                 Self-employed Consultant,    Trustee/Director of State Street Navigator
(11/13/42)                   (since 1999)            Newfound Consultants Inc.    Securities Lending Trust, The Advisors' Inner
                                                     since April 1997.            Circle Fund II, Bishop Street Funds, SEI
                                                                                  Opportunity Fund, L.P., SEI Structured Credit
                                                                                  Fund, LP, SEI Daily Income Trust, SEI
                                                                                  Institutional International Trust, SEI
                                                                                  Institutional Investments Trust, SEI
                                                                                  Institutional Managed Trust, SEI Liquid Asset
                                                                                  Trust, SEI Asset Allocation Trust, SEI Tax
                                                                                  Exempt Trust and SEI Alpha Strategy Portfolios,
                                                                                  LP; member of the independent review committee
                                                                                  for SEI's Canadian-registered mutual funds.
---------------------------- ----------------------- ---------------------------- ------------------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES.  The Board has established the following standing committees:

o Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times during the most recently completed fiscal year.

o Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested Trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 45 times during the most recently completed fiscal year.

o Governance Committee. The Board has a standing Governance Committee (formerly the Nominating Committee) that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self-assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Ms. Krikorian and Messrs. Carlbom, Darr, Johnson, Storey and Sullivan, currently serve as members of the Governance Committee. The Governance Committee meets periodically, as necessary, and met three times during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------- ---------------------------------------------------- ---------------------------------------------------------
        Name                      Dollar Range of Fund Shares                          Aggregate Dollar Range of Shares
                                            (Fund)*                                              (All Funds)*
--------------------- ---------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
       Doran                                 None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
       Nesher                                None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
      Carlbom                                None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
        Darr                                 None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
      Johnson                                None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
     Krikorian                               None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
       Storey                                None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------
--------------------- ---------------------------------------------------- ---------------------------------------------------------
      Sullivan                               None                                                    None
--------------------- ---------------------------------------------------- ---------------------------------------------------------

* Valuation date is December 31, 2008.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
                                    Pension or Retirement
                   Aggregate       Benefits Accrued as Part     Estimated Annual        Total Compensation from the Trust and Fund
Name             Compensation         of Fund Expenses       Benefits Upon Retirement                    Complex*
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
    Doran              $0                     n/a                       n/a                      $0 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
    Nesher             $0                     n/a                       n/a                     $0 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
   Carlbom           $40,105                  n/a                       n/a                   $40,105 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
    Darr**           $29,631                  n/a                       n/a                   $29,631 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
   Johnson           $40,105                  n/a                       n/a                   $40,105 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
  Krikorian          $40,105                  n/a                       n/a                   $40,105 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
    Storey           $40,105                  n/a                       n/a                   $40,105 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------
   Sullivan          $40,105                  n/a                       n/a                   $40,105 for service on (1) board
--------------- ------------------ -------------------------- ------------------------- --------------------------------------------

* The Trust is the only investment company in the "Fund Complex." ** Appointed as Trustee on May 14, 2008.

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

-------------------------- -------------------- --------------------------------------------------------------- --------------------
        NAME AND              POSITION WITH                 PRINCIPAL OCCUPATIONS IN PAST 5 YEARS               OTHER DIRECTORSHIPS
      DATE OF BIRTH         TRUST AND LENGTH                                                                            HELD
                                 OF TERM
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Philip T. Masterson             President       Managing Director of SEI Investments since 2006. Vice           None.
(03/12/64)                    (since 2008)      President and Assistant Secretary of the Administrator from
                                                2004 to 2006.  General Counsel of Citco Mutual Fund Services
                                                from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Michael Lawson                 Treasurer,       Director, SEI Investments, Fund Accounting since July 2005.     None.
(10/8/60)                    Controller and     Manager, SEI Investments, of Fund Accounting from April 1995
                             Chief Financial    to February 1998 and November 1998 to July 2005.
                                 Officer
                              (since 2005)
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Russell Emery               Chief Compliance    Chief Compliance Officer of SEI Structured Credit Fund, LP      None.
(12/18/62)                       Officer        and SEI Alpha Strategy Portfolios, LP since June 2007. Chief
                              (since 2006)      Compliance Officer of SEI Opportunity Fund, L.P., SEI
                                                Institutional Managed Trust, SEI Asset Allocation Trust, SEI
                                                Institutional International Trust, SEI Institutional
                                                Investments Trust, SEI Daily Income Trust, SEI Liquid Asset
                                                Trust and SEI Tax Exempt Trust since March 2006. Director of
                                                Investment Product Management and Development, SEI
                                                Investments, since February 2003; Senior Investment Analyst -
                                                Equity Team, SEI Investments, from March 2000 to February
                                                2003.
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------

-------------------------- -------------------- --------------------------------------------------------------- --------------------
        NAME AND              POSITION WITH                 PRINCIPAL OCCUPATIONS IN PAST 5 YEARS               OTHER DIRECTORSHIPS
      DATE OF BIRTH         TRUST AND LENGTH                                                                            HELD
                                 OF TERM
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Carolyn Mead               Vice President and   Counsel at SEI Investments since 2007. Associate at Stradley,   None.
(07/08/57)                      Assistant       Ronon, Stevens & Young from 2004 to 2007. Counsel at ING
                                Secretary       Variable Annuities from 1999 to 2002.
                              (since 2007)
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Timothy D. Barto           Vice President and   General Counsel and Secretary of SIMC and the Administrator     None.
(03/28/68)                      Assistant       since 2004.  Vice President of SIMC and the Administrator
                                Secretary       since 1999.  Vice President and Assistant Secretary of SEI
                              (since 1999)      Investments since 2001.  Assistant Secretary of SIMC, the
                                                Administrator and the Distributor, and Vice President
                                                of the Distributor from 1999 to 2003.
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
James Ndiaye                 Vice President     Vice President and Assistant Secretary of SIMC since 2005.      None.
(09/11/68)                    and Assistant     Vice President at Deutsche Asset Management from 2003 to
                                Secretary       2004.  Associate at Morgan, Lewis & Bockius LLP from 2000 to
                              (since 2004)      2003.
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Joseph Gallo                 Vice President     Attorney for SEI Investments since 2007. Associate Counsel at   None.
(04/29/73)                    and Secretary     ICMA-RC from 2004 to 2007.  Assistant Secretary of The
                              (since 2007)      VantageTrust Company in 2007.  Assistant Secretary of The
                                                Vantagepoint Funds from 2006 to 2007.
-------------------------- -------------------- --------------------------------------------------------------- --------------------
-------------------------- -------------------- --------------------------------------------------------------- --------------------
Andrew S. Decker               AML Officer      Compliance Officer and Product Manager of SEI Investments       None.
(08/22/63)                    (since 2008)      since 2005. Vice President of Old Mutual Capital from 2000 to
                                                2005.
-------------------------- -------------------- --------------------------------------------------------------- --------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all of the funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90 day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the end of each fiscal quarter of the Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (iii) at the end of each fiscal quarter of the Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If the Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT. The Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the 70% corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund will be eligible for the reduced maximum tax rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund designates the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that:
(i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend; (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder; (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains. The Fund will report annually to its shareholders the amount of the Fund's distributions that qualify for the reduced tax rates on qualified dividend income.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

With respect to zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income and such sales may occur at a time when an investment adviser may not have otherwise chosen to sell such securities and which may result in taxable gain or loss.

FOREIGN TAXES. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in GNMA or FNMA securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains, when distributed, will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

OTHER TAX POLICIES. In certain cases, the Fund will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has not certified to that Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended December 31, 2006, 2007 and 2008, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

------------------------------------------- -----------------------------------------------------------------------
                   Fund                             Aggregate Dollar Amount of Brokerage Commissions Paid
------------------------------------------- -----------------------------------------------------------------------
------------------------------------------- ------------------------ ------------------------- --------------------
                                                     2006                      2007                   2008
------------------------------------------- ------------------------ ------------------------- --------------------
------------------------------------------- ------------------------ ------------------------- --------------------
Analytic Short-Term Income Fund                     $23,719                  $38,647                $150,658
------------------------------------------- ------------------------ ------------------------- --------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year ended December 31, 2008, the Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2006, 2007, and 2008, the Fund did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. As of December 31, 2008, the Fund did not hold any securities of regular brokers and dealers.

PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. The Fund may at times hold investments in short-term instruments, which are excluded for purposes of computing portfolio turnover. For the Fund's two most recently completed fiscal years ended December 31, 2007 and 2008, the portfolio turnover rates for the Fund were as follows:

------------------------------------------------ -------------------------------------------------------------------
                     Fund                                             Portfolio Turnover Rates
------------------------------------------------ -------------------------------------------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
                                                                2007                              2008
------------------------------------------------ ----------------------------------- -------------------------------
------------------------------------------------ ----------------------------------- -------------------------------
Analytic Short-Term Income Fund                                 54%                               107%*
------------------------------------------------ ----------------------------------- -------------------------------

* The increase in Fund's portfolio turnover rate is due primarily to the implementation of enhanced active cash management strategies.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund, its Adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Fund's Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). The Fund discloses a complete or summary schedule of investments (which includes the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. The Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q and the Fund's complete schedule of investments following the second and fourth fiscal quarters, is available in the Semi-Annual and Annual Reports filed with the SEC on Form N-CSR.

Quarterly holding reports filed with the SEC on Form N-Q are not distributed to Fund shareholders but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. Should the Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-866-777-7818.

In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator, transfer agent, in connection with their services to the Fund. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements.

The Fund's policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that, to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Complete portfolio holdings information may be disclosed no more frequently than quarterly to ratings agencies, consultants and other qualified financial professionals or individuals, and top ten holdings may be disclosed no more frequently than monthly with no lag time. The disclosures will not be made sooner than 10 days after the date of the information.

The Fund requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Fund, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Fund's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipients of the Fund's portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund. Each share of a fund represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any fund and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Trust has received a legal opinion to the effect that the Fund's shares are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING


The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on Form N-PX (i) without charge, upon request, by calling (1-866)-777-7818; and (ii) on the SEC's website at http://www.sec.gov.


CODES OF ETHICS

The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser the Distributor and the Administrator have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a "Code of Ethics" and together the "Codes of Ethics") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes of Ethics further require certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

As of April 1, 2009, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% to 25% or more of the shares of the Fund. The Fund believes that most of the shares referred to below were held by the persons below in accounts for their fiduciary, agency or custodial customers. Any shareholder listed below as owning of record or beneficially 25% or more of the outstanding shares of the Fund may be presumed to "control" (as that term is defined in the 1940 Act) the Fund. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of Fund shareholders.

Analytic Short-Term Income Fund

Shareholder                                          Number of Shares           Percent (%)

Charles Schwab & Co Inc                               2,244,931.7440              49.93 %
Special Custody Account
For Benefit of Customers
101 Montgomery St
San Francisco CA  94104-4151

National Financial Services Corp                      1,339,419.4360              29.79 %
FBO Exclusive Benef of Our Customer
Attn Mutual Funds
200 Liberty St
New York NY  10281-1003

Ameritrade Inc for The                                  246,352.1350               5.48 %
Exclusive Benefit of Our Customers
Po Box 2226
Omaha NE  68103-2226


                       APPENDIX A - DESCRIPTION OF RATINGS

MOODY'S INVESTORS SERVICE, INC.

Long-Term Ratings

Moody's Preferred Stock Ratings

Because of the fundamental differences between preferred stocks and bonds, a variation of our familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

     aaa An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c        This is the lowest rated class of preferred or preference stock.
              Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Debt Ratings - Taxable Debt & Deposits Globally

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings

Short-Term Prime Rating System - Taxable Debt & Deposits Globally

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Prime-1 Issuers rated Prime-1 (or supporting institution) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                     o  Leading market positions in well-established industries.
                     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime      Issuers rated Not Prime do not fall within any of the Prime rating categories.


Standard & Poor's Rating Services

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

1. Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.       Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. Accordingly, in the case of junior debt, the rating may not conform exactly to the category definition.

     AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA An obligation rated 'AA' differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC and C
              Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB An obligation rated 'BB' is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B An obligation rated 'B' is more vulnerable to non-payment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC An obligation rated 'CCC' is currently vulnerable to non-payment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC An obligation rated 'CC' is currently highly vulnerable to non-payment.

     C A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to non-payment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking or a similar action if payments on an obligation are jeopardized.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Short-Term Issue Credit Ratings

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B-1 A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     B-2 A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     B-3 A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

     C A short-term obligation rated 'C' is currently vulnerable to non-payment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     LOCAL CURRENCY AND FOREIGN CURRENCY RISKS
     Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH INC. RATINGS

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations. The following rating scale applies to foreign currency and local currency ratings:

INVESTMENT GRADE

     AAA: Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very high credit quality. `AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A: High credit quality. `A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good credit quality. `BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category

SPECULATIVE GRADE

     BB:      Speculative.

              `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B:       Highly speculative.

                o For issuers and performing obligations, `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                o For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of `R1' (outstanding).

     CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
              o For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of `R2' (superior), or `R3' (good) or `R4' (average).

     CC: For issuers and performing obligations, default of some kind appears probable.

                o For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of `R4' (average) or `R5' (below average).

     Grade C:     For issuers and performing obligations, default is imminent.

                o For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of `R6' (poor).

     RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

     D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

                o Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

                o The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

                o The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

     Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

     Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of `C' to `B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the `B' or `CCC-C' categories.

     Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

INTERNATIONAL SHORT-TERM CREDIT RATINGS

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

     B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

     C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     RD Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

     D Indicates an entity or sovereign that has defaulted on all of its financial obligations.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS:

Notes to Long-term and Short-term ratings: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC', or to Short-term ratings other than `F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period. Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative

Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term `put' or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

`PIF': Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

`NR' indicates that Fitch Ratings does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                             Analytic Investors, LLC

                        Proxy Voting Policy and Procedure


         Analytic Investors, LLC assumes a fiduciary responsibility to vote proxies in the best interest of its clients. In addition, with respect to benefit plans under the Employee Retirement Income Securities Act (ERISA), Analytic Investors, LLC acknowledges its responsibility as a fiduciary to vote proxies prudently and solely in the best interest of plan participants and beneficiaries. So that it may fulfill these fiduciary responsibilities to clients, Analytic Investors, LLC has adopted and implemented these written policies and procedures reasonably designed to ensure that it votes proxies in the best interest of clients.

PROXY OVERSIGHT COMMITTEE

         Analytic Investors, LLC acknowledges that it has a duty of care to its clients that requires it to monitor corporate events and vote client proxies. Analytic Investors, LLC has established a Proxy Oversight Committee (the "Committee"), to oversee the proxy voting process. The Committee consists of the Chief Investment Officer, the Compliance Officer, and the Proxy Coordinator. The Committee seeks to develop, recommend, and monitor policies governing proxy voting. The adopted guidelines for proxy voting have been developed to be consistent, wherever possible, with enhancing long-term shareholder value and leading corporate governance practices. Analytic Investors, LLC has a policy not to be unduly influenced by representatives of management or any public interest or other outside groups when voting proxies. To this end, Analytic Investors, LLC has contracted with an independent proxy voting service (the "Proxy Service").

         By letter from the Proxy Coordinator, custodians are instructed to forward all proxy materials directly to the Proxy Service. Any proxy materials inadvertently sent to Analytic Investors, LLC are copied for file and then delivered to the Proxy Service. At any time of absence of the Proxy Coordinator, another member of the Proxy Committee will assume responsibilities for all proxy matters. To assure receipt of and compliance with the forwarding request, the Proxy Service receives a signed and dated confirmation of the instruction letter from the custodian. At the instruction of the Proxy Service, custodians transmit proxy information via automated electronic file.

PROXY VOTING SERVICE

         The role of the Proxy Service includes researching proxy matters, executing the voting process, maintaining a record of all proxies voted on behalf of Analytic Investors, LLC, advising Analytic Investors, LLC of any material conflicts of interest (see below), and providing Analytic Investors, LLC with documentation of the voting record. Analytic Investors, LLC has opted to delegate all proxy voting to the Proxy Service except for those instances when a conflict of interest (see below) prevents the Proxy Service from voting according to its guidelines. A copy of the voting policy guidelines of the Proxy Service is attached.

CONFLICTS OF INTEREST

          Occasions may arise during the voting process in which the best interest of clients might conflict with the Proxy Service's interests. A conflict of interest would generally include (i) business relationships where the Proxy Service has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies, or (ii) personal or family relationships whereby an employee of the Proxy Service has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company, or (iii) if a substantial business relationship exists with a proponent or opponent of a particular initiative.

         At times of such conflict of interest, the Proxy Service will recuse itself from voting a proxy and notify the Analytic Investors, LLC Proxy Coordinator. Upon notification the Proxy Service's recusal from voting, Analytic Investors, LLC's Proxy Coordinator will prepare a report to the Proxy Committee that identifies (i) the details of the conflict of interest, (ii) whether or not the conflict is material; and (iii) procedures to ensure that Analytic Investors, LLC makes proxy voting decisions based on the best interest of clients, and (iv) a copy of the voting guidelines of the Proxy Service. At least two members of Analytic Investors, LLC's Proxy Committee will then vote the proxy, adhering to the original voting policy guidelines provided by the Proxy Service. Analytic Investors, LLC's Proxy Committee will not override the voting guidelines of the Proxy Service. A record of the voting by the Proxy Committee will be retained by the Proxy Coordinator. Another member of the Proxy Committee will assume the responsibilities of the Proxy Coordinator in his/her absence.

VOTING GUIDELINES

         Analytic Investors, LLC has reviewed the Proxy Service's voting recommendations and have determined that the policy provides guidance in the best interest of our clients. A copy of these guidelines is attached.

PROXY VOTING RECORD

         The Proxy Coordinator will maintain a record containing the following information regarding the voting of proxies: (i) the name of the issuer, (ii) the CUSIP number, (iii) the shareholder meeting date, (iv) number of shares voted, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the Service voted the proxy (for, against, abstained), and (viii) whether the proxy was voted for or against management.

OBTAINING A VOTING PROXY REPORT

         Clients may request a copy of the guidelines governing proxy voting and/or a report on how their individual securities were voted by calling Analytic Investors, LLC's Proxy Coordinator at 1-800-618-1872. The report will be provided free of charge.

RECORDKEEPING

         Pursuant to Rule 204-2 of the Investment Advisers Act of 1940, Analytic Investors, LLC will maintain the following records for five years in an easily accessible place, the first two years in its office:

    o Analytic Investors, LLC's proxy voting policies and procedures, as well as the voting guidelines of the Proxy Service
    o Proxy statements received regarding client securities (proxy statements filed via EDGAR will not be separately maintained by Analytic Investors, LLC)
    o    Records of votes cast on behalf of clients
    o    Records of written client requests for voting information
    o Records of written responses from Analytic Investors, LLC to both written and verbal client requests
    o    Any other documents prepared that were material to Analytic
         Investors, LLC's decision to vote a proxy or that memorialized the basis for the decision.

                            PART C: OTHER INFORMATION

Item 23. Exhibits:

(a) Agreement and Declaration of Trust of The Advisors' Inner Circle Fund (the "Registrant") dated July 18, 1991, as amended and restated February 18, 1997, is incorporated herein by reference to exhibit (1)(b) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(b) Registrant's Amended and Restated By-Laws are incorporated herein by reference to exhibit (b)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.
(c)               Not Applicable.
(d)(1) Investment Advisory Agreement dated August 15, 1994 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (5)(e) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(2) Form of Expense Limitation Agreement dated March 1, 2008 between the Registrant and HGK Asset Management, Inc. is incorporated herein by reference to exhibit (d)(2) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(d)(3) Investment Advisory Agreement dated November 21, 1994 between the Registrant and AIG Global Investment Corp. is incorporated herein by reference to exhibit (5)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(d)(4) Assignment and Assumption Agreement dated December 31, 2003 between AIG Capital Management Corp. and AIG Global Investment Corp. is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(d)(5) Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (5)(g) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(d)(6) Amended and Restated Schedule dated May 19, 1998 to the Investment Advisory Agreement dated May 3, 1995 between the Registrant and First Manhattan Co. is incorporated herein by reference to exhibit (d)(9) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-021496 on May 21, 1998.
(d)(7) Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-01-500070 on June 22, 2001.

(d)(8) Revised Schedule to the Investment Advisory Agreement dated March 15, 1999 between the Registrant and LSV Asset Management is incorporated herein by reference to exhibit (d)(8) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(d)(9) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Acadian Asset Management, Inc. (now, Acadian Asset Management LLC) is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(10) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Analytic Investors, LLC is incorporated herein by reference to exhibit (d)(12) of Post-Effective Amendment No. 90 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000164 on April 26, 2006.
(d)(11) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(19) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(12) Amended Schedule A dated August 7, 2007 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Cambiar Investors LLC is incorporated herein by reference to exhibit (d)(14) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(d)(13) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Investment Counselors of Maryland, LLC is incorporated herein by reference to exhibit (d)(23) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(14) Investment Advisory Agreement dated June 24, 2002 between the Registrant and C.S. McKee, L.P. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(15) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(25) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(16) Amended Schedule dated July 31, 2004 to the Investment Advisory Agreement dated June 24, 2002 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(34) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000638 on December 23, 2004.

(d)(17) Form of Expense Limitation Agreement dated March 1, 2008 between the Registrant and Rice Hall James & Associates, LLC is incorporated herein by reference to exhibit (d)(17) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009..
(d)(18) Form of Investment Advisory Agreement between the Registrant and Rice, Hall James & Associates LLC is incorporated herein by reference to exhibit (d)(20) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(d)(19) Investment Advisory Agreement dated June 24, 2002 between the Registrant and Thompson, Siegel & Walmsley, Inc. (now, Thompson, Siegel & Walmsley LLC) is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(d)(20) Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000384 on December 9, 2002.
(d)(21) Amended Schedule A dated November 29, 2006 to the Investment Advisory Agreement dated September 3, 2002 between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(d)(22) Form of Investment Advisory Agreement between the Registrant and Commerce Capital Markets, Inc. is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(d)(23) Investment Advisory Agreement dated March 1, 2003 between the Registrant and National City Investment Management Co. (now, Allegiant Asset Management Company) is incorporated herein by reference to exhibit (d)(31) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(d)(24) Interim Investment Advisory Agreement dated December 31, 2008 between the Registrant and Allegiant Asset Management Company (formerly, National City Investment Management Co.) is incorporated herein by reference to exhibit (d)(24) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(d)(25) Investment Advisory Agreement dated January 30, 2007 between the Registrant and Fiduciary Management Associates, LLC is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(d)(26) Investment Advisory Agreement dated May 28, 2004 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000093 on February 25, 2005.
(d)(27) Form of Expense Limitation Agreement dated March 1, 2008 between the Registrant and Haverford Investment Management, Inc. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009..
(d)(28) Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(28) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(d)(29) Schedule A dated December 16, 2005, as amended August 8, 2006, to the Investment Advisory Agreement dated December 16, 2005 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(27) of Post-Effective Amendment No. 93 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000426 on September 8, 2006.
(d)(30) Expense Limitation Agreement dated August 12, 2008 between the Registrant and Westwood Management Corp. is incorporated herein by reference to exhibit (d)(30) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(d)(31) Investment Advisory Agreement dated February 27, 2006 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(33) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(d)(32) Form of Expense Limitation Agreement dated March 1, 2008 between the Registrant and Edgewood Management LLC is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(e)(1) Distribution Agreement dated November 14, 1991, as amended and restated August 8, 1994, between the Registrant and SEI Financial Services Company (now, SEI Investments Distribution Co.) is incorporated herein by reference to exhibit (6) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-96-001199 on February 28, 1996.
(e)(2) Distribution Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company) is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.

(e)(3) Amended and Restated Sub-Distribution and Servicing Agreement dated November 10, 1997 between SEI Investments Company and AIG Equity Sales Corporation is incorporated herein by reference to exhibit (6)(c) of Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001047469-98-008087 on February 27, 1998.
(e)(4) Revised Form of Amended Sub-Distribution and Servicing Agreement between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 76 to the Registration Statement of The Advisors' Inner Circle Fund II (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000222 on May 30, 2008.
(f)               Not Applicable.
(g)(1) Custodian Agreement dated August 12, 1991 between the Registrant and CoreStates Bank N.A. (now, US Bank, National Association) is incorporated herein by reference to exhibit
                  (6) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(g)(2) Amendment dated May 21, 2001 to the Custodian Agreement dated August 12, 1991 between the Registrant and First Union National Bank (now, U.S. Bank, National Association) is incorporated herein by reference to exhibit (g)(4) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(g)(3) Amended Fee Schedule dated February 18, 2004 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, National Association (now U.S. Bank, National Association) is incorporated herein by reference to exhibit
                  (g)(7) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000095 on March 1, 2004.
(g)(4) Amendment and Assignment dated August 8, 2006 to the Custodian Agreement dated August 12, 1991 between the Registrant and Wachovia Bank, N.A., (now U.S. Bank, National Association) assigning the Custodian Agreement to U.S. Bank, National Association is incorporated herein by reference to exhibit
                  (g)(5) of Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000367 on August 28, 2006.
(g)(5) Amendment dated March 14, 2007 to the Custodian Agreement dated August 12, 1991 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to exhibit (g)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(g)(6) Custodian Agreement dated June 26, 2001 between the Registrant and Union Bank of California, N.A. is incorporated herein by reference to exhibit (g)(3) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.

(g)(7) Custodian Agreement dated November 13, 2007 between the Registrant and Union Bank of California, N.A. to be filed by amendment.
(g)(8) Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000264 on April 30, 2003.
(g)(9) Amended Fee Schedule dated February 19, 2003 to the Custody Agreement dated February 3, 2003 between the Registrant and National City Bank is incorporated herein by reference to exhibit (g)(6) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(g)(10)           Custody  Agreement  between  the  Registrant  and The
                  Northern  Trust  Company  to be  filed  by amendment.
(h)(1) Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to exhibit (h)(50) of Post-Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000108 on February 28, 2003.
(h)(2) Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 between the Registrant and SEI Financial Management Corporation (now, SEI Investments Global Funds Services) is incorporated herein by reference to exhibit
                  (9)(f) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-97-001691 on February 27, 1997.
(h)(3) Amendment and Attachment 1 thereto dated April 1, 2006 to the Amended and Restated Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the LSV Value Equity Fund, is incorporated herein by reference to exhibit (h)(28) of Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000213 on June 7, 2006.
(h)(4) Amendments to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investment Global Fund Services, relating to the LSV Conservative Value Equity Fund, LSV Conservative Core Equity Fund and LSV Global Value Fund, to be filed by amendment.
(h)(5) Amendment and Attachment 1 thereto dated September 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the HGK Equity Value Fund, is incorporated herein by reference to exhibit (h)(38) of Post-Effective Amendment No. 88 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000081 on February 28, 2006.
(h)(6) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the TS&W Equity Portfolio, TS&W Fixed Income Portfolio and TS&W International Equity Portfolio, is incorporated herein by reference to exhibit (h)(32) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.

(h)(7) Amended and Restated Amendment Dated June 20, 2007 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the ICM Small Company Portfolio, is incorporated herein by reference to exhibit (h)(7) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(h)(8) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the Analytic Defensive Equity Fund, Analytic International Fund and Analytic Short-Term Income Fund, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000263 on August 30, 2002.
(h)(9) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the FMA Small Company Portfolio, is incorporated herein by reference to exhibit (h)(37) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(10) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the Acadian Emerging Markets Portfolio, is incorporated herein by reference to exhibit (h)(40) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(11) Schedule A dated February 20, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the McKee International Equity Portfolio, is incorporated herein by reference to exhibit (h)(41) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-02-000175 on June 14, 2002.
(h)(12) Schedule dated August 12, 2002 to the Administration Agreement dated November 14, 1991, as amended and restated May 17, 1994, between the Registrant and SEI Investments Mutual Funds Services (now, SEI Investments Global Funds Services), relating to the United Association S&P 500 Index Fund, is incorporated herein by reference to exhibit (h)(13) of Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.

(h)(13) Amendment and Attachment 1 dated November 29, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Commerce Capital Institutional Select Government Money Market Fund, Commerce Capital Government Money Market Fund and Commerce Capital Treasury Obligations Money Market Fund, is incorporated herein by reference to exhibit (h)(16) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(14) Schedule dated February 18, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Haverford Quality Growth Stock Fund, is incorporated herein by reference to exhibit (d)(32) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.
(h)(15) Amendment and Attachment 1 thereto dated September 1, 2007 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Cambiar Opportunity Portfolio, Cambiar International Equity Portfolio, Cambiar Small Mid Cap Portfolio and Cambiar Aggressive Value Portfolio, is incorporated herein by reference to exhibit (h)(17) of Post-Effective Amendment No. 104 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000094 on February 28, 2008.
(h)(16) Amendment and Attachment 1 thereto dated July 30, 2004 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Rice Hall James MicroCap Portfolio, Rice Hall James Small/Mid Cap Portfolio and Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit (h)(59) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000402 on August 27, 2004.
(h)(17) Amendment and Attachment 1 thereto dated May 20, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the AIG Money Market Fund, is incorporated herein by reference to exhibit
                  (h)(49) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.
(h)(18) Amendment and Attachment 1 thereto dated July 1, 2005 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the FMC Strategic Value Fund and FMC Select Fund, is incorporated herein by reference to exhibit (h)(48) of Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-05-000492 on August 29, 2005.

(h)(19) Amendment and Attachment 1 thereto dated September 7, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the WHG Income Opportunity Fund, WHG SmidCap Fund, WHG LargeCap Value Fund, WHG Balanced Fund, WHG SmallCap Value Fund, and WHG AllCap Value Fund, is incorporated herein by reference to exhibit (h)(25) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(20) Amendment and Attachment 1 thereto dated January 27, 2006 to the Administration Agreement dated November 14, 1991, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(26) of Post-Effective Amendment No. 95 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000007 on January 12, 2007.
(h)(21) Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services, LLC) is incorporated herein by reference to exhibit
                  (h)(24) of Post-Effective Amendment No. 98 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000218 on June 15, 2007.
(h)(22) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Services Agreement dated October 1, 2000, as amended and restated February 21, 2001, between the Registrant and Forum Shareholder Services, LLC (now, Citi Fund Services,
                  LLC) is incorporated herein by reference to exhibit (h)(64) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(23) Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(62) of Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000495 on August 28, 2003.
(h)(24) AML Delegation Amendment dated May 20, 2003 to the Transfer Agency and Service Agreement dated January 15, 2003 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to exhibit (h)(65) of Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-03-000630 on December 29, 2003.
(h)(25) Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(54) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000127 on March 17, 2004.

(h)(26) Amended Exhibit D dated April 2007 to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to exhibit (h)(29) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(h)(27) Amended Exhibit D to the Transfer Agency Agreement dated February 5, 2004 between the Registrant and DST Systems, Inc., to be filed by amendment.
(h)(28) Transfer Agency Agreement dated May 31, 2007 between the Registrant and UMB Fund Services, Inc. is incorporated herein by reference to exhibit (h)(30) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(h)(29) Shareholder Services Agreement, relating to the Administration Class Shares and the Service Class Shares of the Commerce Capital Government Money Market Fund and Commerce Capital Treasury Obligations Money Market Fund, is incorporated herein by reference to exhibit (h)(55) of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000177 on April 29, 2004.
(h)(30) Shareholder Services Plan, relating to the Administration Class Shares of the Commerce Capital Government Money Market Fund, is incorporated herein by reference to exhibit (h)(34) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(h)(31) Shareholder Services Plan, relating to the Institutional Class Shares of the Cambiar Opportunity Fund and the Cambiar International Fund, is incorporated herein by reference to exhibit (m)(6) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000154 on April 16, 2004.
(h)(32) Shareholder Services Plan, relating to the Retail Class Shares of the Edgewood Growth Fund, is incorporated herein by reference to exhibit (h)(42) of Post-Effective Amendment No. 89 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-06-000148 on April 14, 2006.
(h)(33) Shareholder Services Plan, relating to the Investor Shares of the FMA Small Company Fund, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 103 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000018 on January 15, 2008.
(h)(34) Shareholder Services Plan, relating to the Institutional Shares of the WHG SmidCap Fund and WHG SmallCap Value Fund, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP is filed herewith.
(j)(1) Consent of independent registered public accountants, Ernst & Young, LLP, is incorporated herein by reference to exhibit
                  (j)(1) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(j)(2) Consent of independent registered public accountants, PricewaterhouseCoopers, LLP, is filed herewith.
(k)               Not Applicable.
(l)               Not Applicable.
(m)(1) Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m) of Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0000950109-00-004829 on December 13, 2000.
(m)(2) Amended Schedule dated November 14, 2007 to the Distribution Plan dated August 8, 1994, as amended August 14, 2000, is incorporated herein by reference to exhibit (m)(2) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(m)(3) Distribution and Shareholder Servicing Plan dated September 17, 2002 and Schedule A dated September 17, 2002, as amended, relating to Investor Shares of the Rice Hall James Mid Cap Portfolio, is incorporated herein by reference to exhibit
                  (m)(6) of Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000242 on June 1, 2004.
(m)(4) Amended Schedule A dated September 17, 2002, as amended May 18, 2004 to the Distribution and Shareholder Servicing Plan dated September 17, 2002, is incorporated herein by reference to exhibit (m)(8) of Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-04-000638 on December 23, 2004.
(m)(5) Amended Schedule A to the Distribution and Shareholder Servicing Plan dated September 17, 2007, to be filed by amendment.
(n)(1) Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007 (including Schedules and Certificates of Class Designation thereto) is incorporated herein by reference to exhibit (n)(1) of Post-Effective Amendment No. 99 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000376 on August 28, 2007.
(n)(2) Schedule G to the Registrant's Amended and Restated Rule 18f-3 Plan dated February 21, 2007, relating to the WHG Funds, is incorporated herein by reference to exhibit (n)(2) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(n)(3) Revised Schedule C and Exhibit C.2 to the Amended and Restated Rule 18f-3 Plan, relating to the Cambiar Funds, are incorporated herein by reference to exhibit (n)(3) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.

(o)               Not Applicable.
(p)(1) Registrant's Code of Ethics dated November 2007, is incorporated herein by reference to exhibit (h)(36) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(2) HGK Asset Management, Inc. Revised Code of Ethics dated July 27, 2006 is incorporated herein by reference to exhibit (p)(2) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(3) LSV Asset Management Revised Code of Ethics dated January 19, 2007 is incorporated herein by reference to exhibit (p)(3) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(4) Analytic Investors, LLC Revised Code of Ethics dated September 30, 2005 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(5) Cambiar Investors, LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(6) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(6) Investment Counselors of Maryland, LLC Revised Code of Ethics dated March 13, 2007 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(7) C.S. McKee, LLP Revised Code of Ethics dated February 1, 2007 is incorporated herein by reference to exhibit (p)(9) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(8) Thompson, Siegel & Walmsley, LLC Revised Code of Ethics as amended September 2008 is incorporated herein by reference to exhibit (p)(8) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(p)(9) First Manhattan Co. Revised Code of Ethics dated December 2006 is incorporated herein by reference to exhibit (p)(11) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(10) Haverford Investment Management, Inc. Revised Code of Ethics dated June 2006 is incorporated herein by reference to exhibit
                  (p)(12) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.

(p)(11) AIG Global Investment Corp. Revised Code of Ethics dated September 13, 2007 is incorporated herein by reference to exhibit (p)(12) of Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000518 on November 15, 2007.
(p)(12) Fiduciary Management Associates, LLC Revised Code of Ethics dated January 1, 2006 is incorporated herein by reference to exhibit (p)(14) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(13) Rice Hall James & Associates, LLC Revised Code of Ethics dated February 1, 2005 is incorporated herein by reference to exhibit (p)(15) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(14) Acadian Asset Management, LLC Revised Code of Ethics dated April 1, 2007 is incorporated herein by reference to exhibit
                  (p)(17) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(15) Westwood Management Corp. Revised Code of Ethics dated March 1, 2006 is incorporated herein by reference to exhibit (p)(19) of Post-Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000065 on February 28, 2007.
(p)(16) Edgewood Management LLC Revised Code of Ethics dated April 2008 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 107 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-08-000342 on August 28, 2008.
(p)(17) Allegiant Asset Management Company Revised Code of Ethics dated September 1, 2008 is incorporated herein by reference to exhibit (p)(17) of Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.
(p)(18) Commerce Capital Management Revised Code of Ethics dated October 6, 2005 is incorporated herein by reference to exhibit
                  (p)(22) of Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-07-000146 on April 30, 2007.
(p)(19) SEI Investments Global Funds Services Revised Code of Ethics for SEI Investments Distribution Co. dated October 2007 to be filed by amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25.  INDEMNIFICATION:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser, and each director, officer or partner of that investment adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers, and/or director, officer or partner of each investment adviser, is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

ACADIAN ASSET MANAGEMENT LLC
Acadian Asset Management LLC ("Acadian") serves as the investment adviser to the Acadian Emerging Markets Portfolio. The principal address of Acadian is One Post Office Square, 20th Floor, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

----------------------------------- ---------------------------------------- ---------------------------------------
         Name and Position                                                               Connection with
      with Investment Adviser                 Name of Other Company                       Other Company
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Gary L. Bergstrom - Chairman,         Acadian Asset Management (Singapore)         Director, Asset Management
Member of the Board of Managers                     Pte. Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
John Chisholm, Executive Vice          Acadian Asset Management (UK) Ltd.          Director, Asset Management
President, Co-CIO, and Member of
the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Churchill Franklin, Executive Vice     Acadian Asset Management (UK) Ltd.          Director, Asset Management
President and Member of the Board
of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                      Acadian Asset Management (Australia)         Director, Asset Management
                                      Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Acadian Cayman Limited G.P.             Director, Asset Management
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Ronald Frashure, Chief Executive      Acadian Asset Management (Singapore)         Director, Asset Management
Officer, President, Co-CIO, and                     Pte. Ltd.
Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Acadian Cayman Limited G.P.             Director, Asset Management
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Mark J. Minichiello, Senior Vice       Acadian Asset Management (UK) Ltd.          Director, Asset Management
President, Chief Financial
Officer,  Treasurer, Secretary,
and Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Raymond Mui, Senior Vice President         Acadian Cayman Limited G.P.             Director, Asset Management
and Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
James Wylie, Senior Vice President         Acadian Cayman Limited G.P.             Director, Asset Management
and Member of the Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Linda Gibson, Member of the Board         Old Mutual (US) Holdings Inc.        Executive Vice President, Secretary
of Managers                                                                            and General Counsel
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Larch Lane Advisors, LLC
                                                                                      Affiliated Directors
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                             2100 Xenon Group LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Asset Management Trust
                                                    Company
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Thomas Turpin, Member of the Board       Old Mutual (US) Holdings, Inc.        Executive Vice President and Chief
of Managers                                                                             Operating Officer
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                              Old Mutual Funds III                  Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Old Mutual Capital, Inc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Acadian Asset Management LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Old Mutual Group Limited
------------------------------------ ---------------------------------------- --------------------------------------


                                       15

------------------------------------ ---------------------------------------- --------------------------------------
                                       Old Mutual Asset Managers (Bermuda)
                                                     Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Group Services Limited
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Liberty Ridge Capital, Inc.                Chairman and Director
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Larch Lane Advisors, LLC                Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                       Provident Investment Counsel, Inc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                         Ashfield Capital Partners, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                             Old Mutual Funds II
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Insurance Series Fund
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                       Old Mutual Asset Managers (UK) Ltd.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                            Analytic Investors, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                         Copper Rock Capital Partners, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                        Old Mutual Asset Management Trust
                                                  Company
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                             2100 Xenon Group LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                           Rogge Global Partners plc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                      Investment Counselors of Maryland, LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                                  LML Holdings, Inc.
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Stephen Clarke, Member of the            Old Mutual U.S. Holdings, Inc.               Senior Vice President
Board of Managers
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management LLC              Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                         Lincluden Management Limited
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
James Mikolaichik, Member of the         Old Mutual (US) Holdings, Inc.       Executive Vice President, Head of
Board of Managers                                                             Strategy, Product and Corporate
                                                                              Development
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management, LLC       Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                               2100 Xenon Group LLC
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
Kathryn Horgan, Member of the            Old Mutual (US) Holdings, Inc.       Executive Vice President and
Board of Mangers                                                              Director of Human Resources
------------------------------------ ---------------------------------------- --------------------------------------
------------------------------------ ---------------------------------------- --------------------------------------
                                          Acadian Asset Management LLC        Affiliated Directorships
------------------------------------ ---------------------------------------- --------------------------------------

AIG GLOBAL INVESTMENT CORP.
AIG Global Investment Corp. ("AIG") serves as the investment adviser for the AIG Money Market Fund. The principal address of AIG is 70 Pine Street, New York, New York 10270. AIG is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

------------------------------------ ----------------------------------------- --------------------------------------
         Name and Position                                                                Connection with
      with Investment Adviser                 Name of Other Company                        Other Company
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Win Jay Neuger                       American International Group, Inc.        Executive Vice President
Director, Chairman of the Board of
Directors and Chief Executive
Officer
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Global Asset Management Holdings      Director/Chief Executive
                                     Corp.                                     Officer/Chairman of Board of
                                                                               Directors
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Investments Fund Management Limited   Director
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
George Coheleach                     American International Group, Inc.        Assistant Treasurer
Portfolio Manager
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Hans K. Danielsson                   AIG International Group, Inc.             Senior Vice President
Director and Senior Managing
Director
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Global Asset Management Holdings      Director
                                     Corp.
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Investments Europe Limited            Director and Managing Director
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Monika Machon, Director and          AIG International Group, Inc.             Senior Vice President and Chief
Managing Director                                                              Investment Officer
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
                                     AIG Investments Europe Limited            Chairperson of the Board of Directors
------------------------------------ ----------------------------------------- --------------------------------------
------------------------------------ ----------------------------------------- --------------------------------------
Joseph Guarino, Chief Compliance     AIG Global Asset Management Holdings      Director and Managing Director
Officer                              Corp.
------------------------------------ ----------------------------------------- --------------------------------------

ALLEGIANT ASSET MANAGEMENT COMPANY
Allegiant Asset Management Company ("Allegiant") serves as the investment adviser to the UA S&P 500 Index Fund. The principal address of Allegiant is 200 Public Square, 5th Floor, Cleveland, Ohio 44114. Allegiant is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------------- ----------------------------------------- -----------------------------
             Name and Position                         Name of Other Company                  Connection with
          with Investment Adviser                                                              Other Company
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
John G. Abunassar, Director, President  and              National City Bank                       Officer
CEO
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
Kathleen T. Barr, Director and Managing                  National City Bank                       Officer
Director - Compliance
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
                                                          Allegiant Funds                 Chief Compliance Officer
                                                                                          and Chief Administrative
                                                                                                  Officer
--------------------------------------------- ----------------------------------------- -----------------------------
--------------------------------------------- ----------------------------------------- -----------------------------
Joseph C. Penko, Director, Managing                      National City Bank                       Officer
Director, and Treasurer
--------------------------------------------- ----------------------------------------- -----------------------------

ANALYTIC INVESTORS, LLC
Analytic Investors, LLC ("Analytic") serves as the investment adviser to the Analytic Short Term Income Fund. The principal address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, CA 90013. Analytic is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended December 31, 2007 and 2008.

--------------------------------- ------------------------------------------- ---------------------------------------
       Name and Position                                                                 Connection with
    with Investment Adviser                 Name of Other Company                         Other Company
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Dr. Roger Glen Clarke, Chairman   Ensign Peak Advisors                        President (September 1997 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Bonneville Holding Corporation              Director (January 2000 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Deseret Trust Company                       Director (September 1996 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Deseret  Mutual Benefit Administrators      Director (March 2006 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Harindra de Silva, Director and   Analytic US Market Neutral, Ltd.            Director (01/1999 - present)
President
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Offshore Master, Ltd.    Director (11/2000 - present)

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore II,     Director (05/2002 - present)
                                  Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore         Director (05/2002 - present)
                                  Master II, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore M,      Director (03/2004 - present)
                                  Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore Master, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Market Neutral V-6, Ltd.           Director (04/2005 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Marie Nastasi Arlt, Director,     Analytic US Market Neutral Offshore, Ltd.   Director (11/2001 - present)
Treasurer, Vice President,
Chief Operating Officer and
Corporate Secretary
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore II,     Director (05/2002 - present)
                                  Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore M,      Director (03/2004 - present)
                                  Ltd.

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore         Director (04/2005 - present)
                                  Master, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic US Market Neutral Offshore         Director (04/2005 - present)
                                  Master II, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Japanese Equity Market Neutral     Director (11/2004 - present)
                                  Offshore Master, Ltd.
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Market Neutral V-6, Ltd.           Director (04/2005 - present)

--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
                                  Analytic Global Opportunity Fund I, Ltd.    Director (04/2005 - present)
--------------------------------- ------------------------------------------- ---------------------------------------
--------------------------------- ------------------------------------------- ---------------------------------------
Thomas M. Turpin, Director        Old Mutual US Holdings, Inc.                Interim Chief Executive Officer
                                                                              (April 2008 - present)
--------------------------------- ------------------------------------------- ---------------------------------------

CAMBIAR INVESTORS LLC
Cambiar Investors LLC ("Cambiar") serves as the investment adviser to the Cambiar Opportunity Fund, the Cambiar International Equity Fund, the Cambiar Conquistador Fund and the Cambiar Aggressive Value Fund. The principal address of Cambiar is 2401 East Second Street, Suite 400, Denver, Colorado 80206. Cambiar is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended April 30, 2007 and 2008.

For the fiscal years ended April 30, 2007 and 2008, none of the directors, officers or partners of Cambiar is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

COMMERCE CAPITAL MARKETS, INC.
Commerce Capital Markets, Inc. ("Commerce") serves as the investment adviser to the Commerce Capital Government Money Market Fund, the Commerce Capital Treasury Obligations Money Market Fund, and the Commerce Capital Institutional Select Government Money Market Fund. The principal address of Commerce is One Commerce Square, 2005 Market Street, Suite 200 Philadelphia, Pennsylvania 19103. Commerce is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

-------------------------------------- --------------------------------------- --------------------------------------
          Name and Position                                                               Connection with
       with Investment Adviser                 Name of Other Company                       Other Company
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Russell O. Vernon                      Commerce Capital Investments, Inc.*     CEO/President
CEO/President
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Terrence J. Malloy, Director           Commerce Capital Investments, Inc*      Director
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Marc A. Rubinsohn, Accounting          Commerce Capital Investments, Inc.*     Accounting Manager/FINOP
Manager/FINOP
-------------------------------------- --------------------------------------- --------------------------------------
-------------------------------------- --------------------------------------- --------------------------------------
Maria F. Lutzker, Chief Compliance     Commerce Capital Investments, Inc.*     Chief Compliance Officer
Officer
-------------------------------------- --------------------------------------- --------------------------------------

*        Closed effective December 31, 2008.

C.S. MCKEE, L.P.
C.S. McKee, L.P. ("C.S. McKee") serves as the investment adviser to the McKee International Equity Portfolio. The principal address of C.S. McKee is One Gateway Center, Pittsburgh, Pennsylvania 15222. C.S. McKee is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- ----------------------------------------- ------------------------------------
          Name and Position                                                                 Connection with
       with Investment Adviser                   Name of Other Company                       Other Company
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Gregory M. Melvin, EVP, CIO             Dartmouth Capital Advisor's Inc.                       President
--------------------------------------- ----------------------------------------- ------------------------------------

EDGEWOOD MANAGEMENT LLC
Edgewood Management LLC ("Edgewood") serves as the investment adviser to the Edgewood Growth Fund. The principal address of Edgewood is 350 Park Avenue, 18th Floor, New York, New York 10022-6057. Edgewood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- ----------------------------------------- ------------------------------------
          Name and Position                                                                 Connection with
       with Investment Adviser                   Name of Other Company                       Other Company
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Alan Whitman Breed, President and              EMC Tidemark Partners LLC                    Managing Member
Managing Member of the Board of
Managers
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
                                                 Rockridge Partners LP                  President and Principal
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Donna Marie Colon, Secretary and               EMC Tidemark Partners, LLC                       Member
Member of the Board of Managers
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Fausto Rotundo, Chief Financial                   Kozmo Properties LLC                         President
Officer, Chief Compliance Officer &
Member of the Board of Managers
--------------------------------------- ----------------------------------------- ------------------------------------
--------------------------------------- ----------------------------------------- ------------------------------------
Alexander Farman-Farmaian, Vice                       Kalinat S.A.                          Vice President
Chairman and Member of the Board
Managers
--------------------------------------- ----------------------------------------- ------------------------------------

FIDUCIARY MANAGEMENT ASSOCIATES, LLC
Fiduciary Management Associates, LLC ("FMA") serves as the investment adviser to the FMA Small Company Portfolio. The principal address of FMA is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603. FMA is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- ----------------------------------------- -----------------------------------
          Name and Position                                                                Connection with
       with Investment Adviser                   Name of Other Company                      Other Company
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
Ophelia Barsketis, Managing Director       Cashmere Linen Home Collection LLC               Owner, Member
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
David J. Meyer, Managing Director       Security Traders Association of Chicago       Member, Board of Directors
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
                                              STAC Fund (Charitable Fund)                     President
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
                                          Institutional Investor Trader Forum           Advisory Board Member
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
Leo Harmon, Senior Director                           CFA Chicago                            Board Member
--------------------------------------- ----------------------------------------- -----------------------------------
--------------------------------------- ----------------------------------------- -----------------------------------
                                         External Investment Committee for the          Advisory Board Member
                                         Illinois State Treasurer
--------------------------------------- ----------------------------------------- -----------------------------------

FIRST MANHATTAN CO.
First Manhattan Co. ("FMC") serves as the investment adviser for the FMC Select Fund and FMC Strategic Value Fund. The principal address of FMC is 437 Madison Avenue, New York, New York 10022. FMC is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

------------------------------------------------------------------------------------------------------------
         Name and Position                                                       Connection with
      with Investment Adviser             Name of Other Company                   Other Company
------------------------------------------------------------------------------------------------------------
David Sanford Gottesman, Senior          Berkshire Hathaway, Inc.           Member, Board of Directors
Managing Director
                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                    American Museum of Natural History               Trustee

                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                            Mount Sinai Center                       Trustee
                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                            Yeshiva University                       Trustee
------------------------------------------------------------------------------------------------------------
Daniel Rosenbloom, Senior Managing          NYU Medical Center                       Trustee
Director
                                   -------------------------------------------------------------------------
                                   -------------------------------------------------------------------------
                                      National Foundation for Facial                 Trustee
                                              Reconstruction
------------------------------------------------------------------------------------------------------------
Jack H. Varon, Senior Managing                      --                                  --
Director
------------------------------------------------------------------------------------------------------------
Allan Howard Glick, Senior                          --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Bernard C. Groveman, Senior                         --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Charles M. Rosenthal, Senior                 Brown University                    Trustee Emeritus
Managing Director
------------------------------------------------------------------------------------------------------------
David M. Manischewitz, Senior                       --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Arthur Joel Stainman, Senior              Ark Restaurants Corp.             Member, Board of Directors
Managing Director                            Rider University                        Trustee
------------------------------------------------------------------------------------------------------------
John R. Loomis, Senior Managing                     --                                  --
Director
------------------------------------------------------------------------------------------------------------
Michael P. Helmick, Senior                          --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Robert W. Gottesman, Chief                          --                                  --
Executive Officer and Senior
Managing Director
------------------------------------------------------------------------------------------------------------
A. Byron Nimocks, III, Senior               Hendrix College                            Trustee
Senior Managing Director
------------------------------------------------------------------------------------------------------------
Neal K. Stearns, Senior Managing                    --                                  --
Director, Chief Legal Officer and
Chief Compliance Officer
------------------------------------------------------------------------------------------------------------
Carrol A. Muccia, Jr., Senior                       --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Richard A. Pearl, Senior Managing                   --                                  --
Director
------------------------------------------------------------------------------------------------------------
Keith B. Josephson, Senior                          --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
William F. Guardenier, Senior                       --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Todd W. Green, Senior Managing                      --                                  --
Director
------------------------------------------------------------------------------------------------------------
Samuel Flug Colin, Senior Managing                  --                                  --
Director
------------------------------------------------------------------------------------------------------------
Jay Vodofsky, Senior Managing                       --                                  --
Director
------------------------------------------------------------------------------------------------------------
Cheryl M. Kallem, Senior Managing                   --                                  --
Director, Chief Financial Officer
and co-Chief Compliance Officer
------------------------------------------------------------------------------------------------------------
Edward I. Lefferman, Senior                         --                                  --
Managing Director
------------------------------------------------------------------------------------------------------------
Timothy C. Muccia, Senior Managing                  --                                  --
Director
------------------------------------------------------------------------------------------------------------

HAVERFORD INVESTMENT MANAGEMENT, INC.
Haverford Investment Management, Inc. ("Haverford") serves as the investment adviser for the Haverford Quality Growth Stock Fund. The principal address of Haverford is Three Radnor Corporate Center, Suite 450, Radnor, Pennsylvania 19087-4546. Haverford is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- ---------------------------------------
          Name and Position                     Name of Other Company                     Connection with
       with Investment Adviser                                                             Other Company
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
George Connell                               The Haverford Trust Company                   Vice Chairman
Vice Chairman
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.                      CEO
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Joseph J. McLaughlin Jr. Chairman,           The Haverford Trust Company                  Chairman and CEO
CEO and President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Binney H. C. Wietlisbach                     The Haverford Trust Company                     President
President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.                   President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Henry B. Smith                               The Haverford Trust Company                   Vice President
Vice President
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Jason D. Pride                               The Haverford Trust Company                 VP/Dir of Research
Vice President and Director of
Research
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
David Brune                                  The Haverford Trust Company                   Vice President
Investment Committee
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.           Registered Representative
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
MarieElena V. Ness                           The Haverford Trust Company                Compliance Director
Chief Compliance Officer
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
                                          Haverford Trust Securities, Inc.            Chief Compliance Officer
--------------------------------------- -------------------------------------- ---------------------------------------

HGK ASSET MANAGEMENT, INC.
HGK Asset Management, Inc. ("HGK") serves as the investment adviser for the HGK Equity Value Fund and the HGK Mid Cap Value Fund. The principal address of HGK is Newport Tower, 525 Washington Boulevard, Suite 2000, Jersey City, New Jersey 07310. HGK is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008. [TO BE UPDATED BY AMENDMENT]

--------------------------------------- -------------------------------------- ---------------------------------------
          Name and Position                                                               Connection with
       with Investment Adviser                  Name of Other Company                      Other Company
--------------------------------------- -------------------------------------- ---------------------------------------
--------------------------------------- -------------------------------------- ---------------------------------------
Richard J. Bruce                              Bruce Nelson Capital LLP                Chief Investment Officer
Director, International (EAFE)                     London, England
Investment Disciplines
--------------------------------------- -------------------------------------- ---------------------------------------

INVESTMENT COUNSELORS OF MARYLAND, LLC
Investment Counselors of Maryland, LLC ("ICM") serves as the investment adviser to the ICM Small Company Portfolio. The principal address of ICM is 803 Cathedral Street, Baltimore, Maryland 21201. ICM is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- --------------------------------------
          Name and Position                                                               Connection with
       with Investment Adviser                  Name of Other Company                      Other Company
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Thomas Turpin                              Old Mutual (US) Holdings Inc.*             Chief Executive Officer
Director of ICM
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Joshua S. Overholt
Vice President                                      FAF Advisors                      Senior Research Analyst
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Matthew E. Fleming
Vice President                                  PNC Capital Advisors                  Senior Research Analyst
--------------------------------------- -------------------------------------- --------------------------------------

* Investment Counselors of Maryland, LLC is an affiliate of Old Mutual (US) Holdings Inc.

LSV ASSET MANAGEMENT
LSV Asset Management ("LSV") serves as the investment adviser to the LSV Value Equity Fund, the LSV Conservative Core Equity Fund, the LSV Conservative Value Equity Fund, and the LSV Global Value Fund. The address of LSV is 1 North Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

For the fiscal years ended October 31, 2007 and 2008, none of the directors, officers or partners of LSV is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

RICE HALL JAMES & ASSOCIATES, LLC
Rice Hall James & Associates, LLC ("Rice Hall") serves as the investment adviser to the Rice Hall James Micro Cap Portfolio, Rice Hall James Mid Cap Portfolio and Rice Hall James Small Cap Portfolio. The principal address of Rice Hall is 600 West Broadway, Suite 1000, San Diego, California 92101-3383. Rice Hall is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

For the fiscal years ended October 31, 2007 and 2008, none of the directors, officers or partners of Rice Hall is or has been engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee. [TO BE UPDATED BY AMENDMENT]

THOMPSON, SIEGEL & WALMSLEY LLC
Thompson, Siegel & Walmsley LLC ("TS&W") serves as the investment adviser to the TS&W Equity Portfolio, TS&W International Equity Portfolio and TS&W Fixed Income Portfolio. The principal address of TS&W is 6806 Paragon Place, Suite 300, P.O. Box 6883, Richmond, Virginia 23230. TS&W is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

--------------------------------------- -------------------------------------- --------------------------------------
          Name and Position                                                               Connection with
       with Investment Adviser                  Name of Other Company                      Other Company
--------------------------------------- -------------------------------------- --------------------------------------
--------------------------------------- -------------------------------------- --------------------------------------
Thomas M. Turpin, Member of the Board       Old Mutual Asset Management*       Chief Executive Officer and President
of Managers
--------------------------------------- -------------------------------------- --------------------------------------

* TS&W is an affiliate of Old Mutual Asset Management. Mr. Turpin is also on the Boards of 12 other Old Mutual Asset Management affiliates.

WESTWOOD MANAGEMENT CORP.
Westwood Management Corp. ("Westwood") serves as the investment adviser for the WHG Income Opportunity Fund, WHG SMidCap Fund, WHG LargeCap Value Fund, WHG SmallCap Value Fund, WHG AllCap Value Fund, and WHG Balanced Fund. The principal address of Westwood is 200 Crescent Court, Suite 1200, Dallas, Texas 75201. Westwood is an investment adviser registered under the Investment Advisers Act of 1940. The information listed below is for the fiscal years ended October 31, 2007 and 2008.

-------------------------------------- ------------------------------------------- ----------------------------------
          Name and Position                      Name of Other Company                      Connection with
       with Investment Adviser                                                               Other Company
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
Susan Byrne                                  Westwood Holdings Group, Inc.*          Chief Investment Officer and
Chief Investment Officer and                          (NYSE: WHG)                        Chairman of the Board
Chairman of the Board
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
Brian Casey                                  Westwood Holdings Group, Inc.*          President and Chief Executive
President and Chairman of the Board                   (NYSE: WHG)                        Officer and Director
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
                                                    Westwood Trust**                    President and Director
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
William R. Hardcastle                        Westwood Holdings Group, Inc.*             Chief Financial Officer
Chief Financial Officer                               (NYSE: WHG)
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
Sylvia L. Fry                                Westwood Holdings Group, Inc.*            Chief Compliance Officer
Chief Compliance Officer                              (NYSE: WHG)
-------------------------------------- ------------------------------------------- ----------------------------------
-------------------------------------- ------------------------------------------- ----------------------------------
                                                    Westwood Trust**                   Chief Compliance Officer
-------------------------------------- ------------------------------------------- ----------------------------------

* Westwood Management Corp. and Westwood Trust are wholly owned subsidiaries of Westwood Holdings Group, Inc., a publicly traded company on the NYSE (NYSE: WHG).
** Westwood Trust provides trust and custodial services and participation in common trust funds that it sponsors to institutions and high net worth individuals.

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                                                July 15, 1982
         SEI Liquid Asset Trust                                                November 29, 1982
         SEI Tax Exempt Trust                                                  December 3, 1982
         SEI Institutional Managed Trust                                       January 22, 1987
         SEI Institutional International Trust                                 August 30, 1988
         The Advisors' Inner Circle Fund                                       November 14, 1991
         The Advisors' Inner Circle Fund II                                    January 28, 1993
         Bishop Street Funds                                                   January 27, 1995
         SEI Asset Allocation Trust                                            April 1, 1996
         SEI Institutional Investments Trust                                   June 14, 1996
         Oak Associates Funds                                                  February 27, 1998
         CNI Charter Funds                                                     April 1, 1999
         iShares Inc.                                                          January 28, 2000
         iShares Trust                                                         April 25, 2000
         Optique Funds, Inc.                                                   November 1, 2000
         Causeway Capital Management Trust                                     September 20, 2001
         Barclays Global Investors Funds                                       March 31, 2003
         SEI Opportunity Fund, LP                                              October 1, 2003
         The Arbitrage Funds                                                   May 17, 2005
         The Turner Funds                                                      January 1, 2006
         ProShares Trust                                                       November 14, 2005
         Community Reinvestment Act Qualified Investment Fund                  January 8, 2007
         SEI Alpha Strategy Portfolios, LP                                     June 29, 2007
         TD Asset Management USA Funds                                         July 25, 2007
         SEI Structured Credit Fund, LP                                        July 31, 2007
         Wilshire Mutual Funds, Inc.                                           July 12, 2008
         Wilshire Variable Insurance Trust                                     July 12, 2008
         Forward Funds                                                         August 14, 2008

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      Position and Office                         Positions and Offices
         Name                         with Underwriter                            with Registrant
         ----                         ----------------                            ---------------
         William M. Doran             Director                                          --
         Edward D. Loughlin           Director                                          --
         Wayne M. Withrow             Director                                          --
         Kevin Barr                   President & Chief Executive Officer               --
         Maxine Chou                  Chief Financial Officer, Chief Operations         --
                                      Officer, & Treasurer
         Karen LaTourette             Chief Compliance Officer, Anti-Money
                                      Laundering Officer & Assistant Secretary          --
         Mark J. Held                 Senior Vice President                             --
         Lori L. White                Vice President & Assistant Secretary              --
         John Coary                   Vice President & Assistant Secretary              --
         John Cronin                  Vice President                                    --
         Robert Silvestri             Vice President                                    --


Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1 (d), the required books and records are maintained at the offices of Registrant's custodians:

                 U.S. Bank, National Association             Union Bank of California, N.A.
                 800 Nicollett Mall                          475 Sansome Street
                 55402-4302 15th Floor                       San Francisco, California 94111
                 Minneapolis, Minnesota

                 National City Bank                          The Northern Trust Company
                 National City Center                        50 LaSalle Street
                 1900 East Ninth Street                      Chicago, Illinois  60675
                 Cleveland, Ohio 44114

(b)/(c)  With respect to Rules 31a-1(a); 31a-1 (b)(1),(4); (2)(C) and (D); (4);
         (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

                  SEI Investments Global Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

(c)      With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
         the required books and records are maintained at the offices of the Registrant's investment advisers:

                  Acadian Asset Management LLC
                  One Post Office Square, 8th Floor
                  Boston, Massachusetts 02109

                  AIG Global Investment Corp.
                  70 Pine Street, 20th Floor
                  New York, New York 10270

                  Allegiant Asset Management Company
                  200 Public Square
                  Cleveland, Ohio 44114

                  Analytic Investors, LLC
                  555 West Fifth Street, 50th Floor
                  Los Angeles, CA 90013

                  Cambiar Investors LLC
                  2401 East Second Street, Suite 400
                  Denver, Colorado 80206

                  Commerce Capital Markets, Inc.
                  One Commerce Square
                  2005 Market Street, Suite 200
                  Philadelphia, Pennsylvania 19103

                  C.S. McKee, LLP
                  One Gateway Center
                  Pittsburgh, Pennsylvania 15222

                  Edgewood Management LLC
                  305 Park Avenue, 18th Floor
                  New York, New York 10022-6057

                  Fiduciary Management Associates, LLC
                  55 West Monroe Street, Suite 2550
                  Chicago, Illinois 60603

                  First Manhattan Co.
                  437 Madison Avenue
                  New York, New York  10022-7022

                  Haverford Investment Management, Inc.
                  Three Radnor Corporate Center, Suite 450
                  Radnor, Pennsylvania 19087-4546

                  HGK Asset Management, Inc.
                  Newport Tower
                  525 Washington Blvd.
                  Jersey City, New Jersey 07310

                  Investment Counselors of Maryland, LLC
                  803 Cathedral Street
                  Baltimore, Maryland 21201

                  LSV Asset Management
                  1 North Wacker Drive
                  Chicago, Illinois 60606

                  Rice Hall James & Associates, LLC
                  600 West Broadway, Suite 1000
                  San Diego, California 92101-3383

                  Thompson, Siegel & Walmsley LLC
                  5000 Monument Avenue, P.O. Box 6883
                  Richmond, Virginia 23230

                  Westwood Management Corp.
                  200 Crescent Court, Suite 1200
                  Dallas, Texas 75201


Item 29.  Management Services:  None.

Item 30.  Undertakings:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this registration statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 110 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of April, 2009.

                                                THE ADVISORS' INNER CIRCLE FUND

                                                By: /s/ Philip T. Masterson
                                                --------------------------------
                                                Philip T. Masterson, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                                       Trustee                                           April
--------------------------------------------
29, 2009
Charles E. Carlbom

              *                                      Trustee                                        April 29, 2009
--------------------------------------------
John K. Darr

              *                                      Trustee                                        April 29, 2009
--------------------------------------------
William M. Doran

           *                                         Trustee                                         April 29, 2009
------------------------------------
Mitchell A. Johnson

           *                                         Trustee                                         April 29, 2009
------------------------------------
Betty L. Krikorian

           *                                         Trustee                                         April 29, 2009
------------------------------------
Robert A. Nesher

           *                                         Trustee                                         April 29, 2009
------------------------------------
James M. Storey

           *                                         Trustee                                         April 29, 2009
------------------------------------
George J. Sullivan, Jr.

/s/ Philip T. Masterson                              President                                       April 29, 2009
------------------------------------
Philip T. Masterson

           *                                         Treasures, Controller &                         April 29, 2009
------------------------------------                 Chief Financial Officer
Michael Lawson

By:      /s/ Philip T. Masterson
         ---------------------------
         Philip T. Masterson

         Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No.
         33-42484),  filed with the SEC via EDGAR Accession No.
         0001135428-09-000087 on March 2, 2009.


                                  EXHIBIT INDEX

Exhibit No.       Exhibit
EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
EX-99.J2          Consent of independent registered public accountants,
                  PricewaterhouseCoopers, LLP